UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10553
                                                     ---------------------

               Nuveen Arizona Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT January 31, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                              NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NAZ

                                NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NFZ

                              NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NKR

                              NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NXE

                                      NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND
                                                                             NTX

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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Photo of: Man and child
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OR

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
  Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Perspective and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether long-term interest rates will soon begin to rise substantially, how high they might go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer that question for you - no one knows what the future will bring.

What we do know from our experience is that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In



"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK."



fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet . Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 15, 2005

Nuveen Arizona and Texas Municipal Closed-End Exchange-Traded Funds (NAZ, NFZ, NKR, NXE, NTX)

Portfolio Managers'
        COMMENTS


Portfolio managers Scott Romans and Cathryn Steeves review key investment strategies and the semiannual performance of these Funds. Scott, who joined Nuveen in 2000, has managed the Arizona Funds (NAZ, NFZ, NKR and NXE) since November 2003. Cathryn, who has been with Nuveen since 1996, assumed portfolio management responsibility for NTX in August 2004.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE ARIZONA AND TEXAS FUNDS DURING THE SIX MONTHS ENDED JANUARY 31, 2005?

Between August 2004 and January 2005, the Federal Reserve introduced four one-quarter-point increases in the fed funds rate, raising this short-term target from 1.25% to 2.25%. (On February 2, 2005, following the end of this reporting period, the Fed announced another 0.25% increase, bringing the fed funds rate to 2.50%.) With the market anticipating increases in interest rates throughout the period, our focus centered on finding bonds that we believed could add immediate value to the Funds' portfolios while also preserving their ability to perform well under a variety of future market scenarios.

During this six-month period, municipal issuance in both Arizona and Texas declined substantially from that of the previous six months. However, Texas typically ranks among the nation's largest municipal issuers, and supply in Arizona for 2004 as a whole exceeded that of the preceding year. As a result, we continued to find attractive opportunities to make trades that we thought would benefit the Funds.

In general, our purchase activities for all these Funds emphasized finding premium bonds (those trading above their par value) with intermediate and long-intermediate maturities - that is, bonds that matured in 20 to 25 years for the Arizona Funds and in 15 to 23 years for NTX. In many cases, bonds in these parts of the yield curve offered yields similar to those of longer-term bonds with less inherent interest rate risk (the risk that the value of a Fund's portfolio will decline if market interest rates rise, since bond prices move in the opposite direction of interest rates).

Some of the additions to our portfolios during this period were financed with the proceeds from sales of lower-rated holdings, as we took advantage of opportunities to selectively trim some of our concentrated BBB and nonrated positions. Because lower-rated bonds generally performed well over the past year, demand for these bonds was strong and we were able to obtain attractive prices for the bonds we sold. This process enabled us to reduce some of our more concentrated credit positions. At the same time, we improved the Funds' diversification by reinvesting the proceeds in other lower-rated and nonrated credits when the market provided suitable opportunities.

Among the additions to some of the Arizona Funds during this period were nonrated bonds issued by Estrella Mountain Ranch Community Facilities District and securities rated BBB- issued by the Tucson Industrial Development Authority
(IDA) for the Agribusiness and Equine Center, a charter school. In NTX, in addition to trimming concentrated credit positions, we also worked to reduce our holdings of pre-refunded bonds, which tended to underperform in the interest rate environment prevalent over the six-month period.

Another strategy designed to help us reduce interest rate risk is to hedge some of our interest rate exposure in the derivatives markets. During this period, we employed this strategy in NFZ, NKR and NXE. Our sole objective was to reduce these Funds' durations (sensitivity to interest rate changes) without having a negative impact on their income streams or common share dividends over the short term. The costs of the hedges are reflected as additions or subtractions to the Funds' net asset values (NAV) as the market values of the hedges fluctuate. The hedges succeeded in reducing the volatility of the Funds' NAVs over the course of this reporting period. At the same time, the hedges had negative market values as of January 31, 2005, because long-term interest rates fell and bond prices rose during most of the time the hedges were in place. Please note that the hedges were put in place because the Funds' portfolio durations (and therefore their interest rate-related price volatility) were greater than the desired levels. This means that, although the hedges lost value because bond prices in fact went up after the hedges were entered, the Funds' longer-than-target portfolio durations resulted in interest rate-driven increases in value that were greater than if the portfolio durations had been at the target levels, and these excess interest rate-driven portfolio returns roughly coincided with and offset the losses on the hedges.

HOW DID THE FUNDS PERFORM?

Individual results for the Arizona and Texas Funds, as well as for comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 1/31/05

ARIZONA FUNDS              6-MONTH        1-YEAR         5-YEAR          10-YEAR
--------------------------------------------------------------------------------
NAZ                          7.93%         8.55%           7.92%           7.11%
--------------------------------------------------------------------------------
NFZ                          7.44%         7.51%           NA              NA
--------------------------------------------------------------------------------
NKR                          8.25%         8.35%           NA              NA
--------------------------------------------------------------------------------
NXE                          8.74%         8.84%           NA              NA
--------------------------------------------------------------------------------

TEXAS FUND
--------------------------------------------------------------------------------
NTX                          7.03%         7.46%           9.47%           7.57%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index1                  4.80%         4.86%           7.50%           6.86%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                    12.14%         7.17%          11.32%           9.15%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended January 31, 2005, the cumulative return on NAV for each of the Arizona and Texas Funds outperformed the return on the Lehman Brothers Municipal Bond Index. While these Funds underperformed the Lipper Other States category for this period, it is important to note that the Lipper return represents the overall average of returns for funds from 10 different states exhibiting a variety of municipal market conditions. We believe this makes direct comparisons between specific Funds and the Other States category average less meaningful.

The primary factor benefiting the six-month performances of these Funds relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods when interest rates rise, this strategy also can provide opportunities for

1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 44; 1 year, 44; 5 years, 19; and 10 years, 17. Fund and Lipper returns assume reinvestment of dividends.

additional income and total return for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

In general, shorter-term municipal rates tended to rise during this six-month period and longer-term rates tended to fall, causing a flattening of the municipal yield curve. As a result, bonds with longer maturities or greater sensitivity to interest rate movements generally tended to perform better than bonds with shorter maturities or less interest rate sensitivity. This benefited newer Funds like NKR and NXE, which were introduced in 2002, since they had less exposure to the shorter end of the yield curve than the three older Funds. This accounted for most of the performance differential between these Funds over the six-month reporting period.

All of the Funds benefited from their holdings of lower quality bonds, which generally outperformed other credit quality sectors as the economy improved. For example, the top performing holding in both NAZ and NFZ during this reporting period was a B- rated pollution control revenue bond issued by Coconino County for Nevada Power Company. Bonds backed by the 1998 master tobacco settlement agreement also were among the lower-rated credits that produced strong results during this period as the litigation environment improved. As of January 31, 2005, NAZ, NXE and NTX held positions in tobacco bonds.

Among the sectors making positive contributions to the Funds' cumulative six-month returns was healthcare, especially hospital bonds, which ranked second in terms of performance among the Lehman municipal revenue sectors for the period. The healthcare weighting in each of these Funds increased over this six-month period.

Pre-refunded bonds tended to underperform during this reporting period, due primarily to their shorter effective maturities. Older Funds typically have more advance refunded bonds than the more recently introduced Funds. As of January 31, 2005, the two oldest Funds in this report--NAZ and NTX--had 9% and 7%, respectively, of their portfolios pre-refunded, although NFZ, which was introduced in 2001, held 8% in pre-refunded bonds. These holdings served as a mild constraint on the performances of these Funds during this period. By comparison, NKR held 2% of its portfolio in pre-refunded bonds, while NXE had less than 1% as of the end of the period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF JANUARY 31, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of January 31, 2005, all five of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA among the Arizona Funds ranging from 73% in NFZ to 78% in NKR and NXE to 82% in NAZ, while NTX had 78% of its portfolio allocated to bonds rated AAA/U.S. guaranteed and AA.

On January 31, 2005, potential call exposure for the period 2005 through 2007 ranged from zero in NXE and 1% in NKR to 7% in NAZ, 9% in NTX and 10% in NFZ. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION



As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these five Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of NFZ, NKR, NXE and NTX throughout the reporting period. NAZ, which was introduced in 1992, saw some of its older, higher-yielding holdings retired or called, and the resulting reduction in income caused by reinvesting the assets at today's lower rates led to two dividend cuts in that Fund during the course of this reporting period.

In addition, due to capital gains generated by normal portfolio activity, common shareholders of NFZ and NKR received capital gains distributions of $0.0436 and $0.1191 per share, respectively, at the end of December 2004.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums and discounts to their NAVs as shown in the accompanying chart:

FUND                1/31 PREM/DISC        PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NAZ                          7.62%                       10.22%
--------------------------------------------------------------------------------
NFZ                          6.41%                        2.62%
--------------------------------------------------------------------------------
NKR                          0.44%                      - 0.01%
--------------------------------------------------------------------------------
NXE                        - 0.94%                      - 2.62%
--------------------------------------------------------------------------------
NTX                        - 2.68%                      - 1.88%
--------------------------------------------------------------------------------

Nuveen Arizona Premium Income Municipal Fund, Inc.
NAZ

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              69%
AA                               13%
A                                 5%
BBB                               9%
NR                                1%
BB or Lower                       3%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                            0.074
Oct                            0.074
Nov                            0.074
Dec                            0.071
Jan                            0.071

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        16.55
                              16.22
                              16.31
                              16.36
                              16.75
                              16.75
                              17
                              16.97
                              16.85
                              16.96
                              16.72
                              16.84
                              16.77
                              16.75
                              16.75
                              16.9
                              16.76
                              16.8
                              16.72
                              16.72
                              16.74
                              16.7
                              16.8
                              16.7
                              16.99
                              16.75
                              16.83
                              16.88
                              16.93
                              16.96
                              16.93
                              16.9
                              17.02
                              16.99
                              16.94
                              17.05
                              17.19
                              17.2
                              17.22
                              17.25
                              17.19
                              17.19
                              17.2
                              17.4
                              17.13
                              17.15
                              17.1
                              17.05
                              16.95
                              17.15
                              16.55
                              16.82
                              16.76
                              16.73
                              16.65
                              16.62
                              16.3
                              16.16
                              16
                              15.67
                              15.57
                              15.56
                              15.58
                              15.56
                              15.7
                              15.71
                              15.6
                              15.55
                              15.52
                              15.03
                              14.93
                              14.8
                              14.8
                              14.81
                              14.75
                              14.68
                              14.77
                              14.6
                              14.65
                              14.7
                              14.74
                              14.68
                              15
                              15
                              15
                              14.82
                              14.77
                              14.76
                              14.7
                              14.84
                              14.79
                              14.6
                              14.56
                              14.44
                              14.5
                              14.5
                              14.54
                              14.54
                              14.47
                              14.47
                              14.52
                              14.45
                              14.52
                              14.49
                              14.45
                              14.49
                              14.63
                              15.1
                              15.03
                              15.09
                              15.27
                              15.35
                              15.25
                              15.22
                              15.15
                              15.2
                              15.31
                              15.36
                              15.36
                              15.21
                              15.26
                              15.21
                              15.14
                              14.93
                              15.04
                              15.14
                              15.27
                              15.27
                              15.17
                              15.3
                              15.5
                              15.54
                              15.95
                              15.93
                              15.94
                              15.77
                              15.73
                              15.71
                              15.85
                              15.87
                              15.81
                              16
                              16.06
                              15.96
                              16.22
                              16.17
                              16.22
                              16.32
                              16.4
                              16.46
                              16.29
                              16.25
                              16.2
                              16.45
                              16.22
                              16.25
                              16.44
                              16.23
                              16.14
                              16.14
                              16.47
                              16.49
                              16.59
                              16.66
                              16.8
                              16.52
                              16.7
                              16.79
                              16.72
                              16.71
                              16.61
                              16.6
                              16.56
                              16.65
                              16.75
                              16.67
                              16.75
                              16.55
                              16.6
                              16.56
                              16.5
                              16.51
                              16.5
                              16.44
                              16.42
                              16.47
                              16.61
                              16.53
                              16.4
                              16.39
                              16.39
                              16.28
                              16.28
                              16.22
                              16.29
                              16.12
                              16.05
                              15.72
                              15.62
                              15.42
                              15.53
                              15.71
                              15.78
                              15.82
                              15.6
                              15.77
                              15.77
                              15.58
                              15.6
                              15.64
                              15.68
                              15.69
                              15.46
                              15.41
                              15.37
                              15.35
                              15.61
                              15.55
                              15.46
                              15.47
                              15.4
                              15.4
                              15.33
                              15.37
                              15.46
                              15.32
                              15.33
                              15.335
                              15.4
                              15.33
                              15.32
                              15.29
                              15.29
                              15.31
                              15.17
                              15.21
                              15.27
                              15.27
                              15.33
                              15.31
                              15.45
                              15.37
                              15.27
                              15.22
                              15.22
                              15.21
                              15.21
                              15.35
                              15.49
                              15.62
                              15.61
                              15.52
                              15.6
                              15.71
                              15.66
1/31/05                       15.82


FUND SNAPSHOT
------------------------------------
Share Price                   $15.82
------------------------------------
Common Share
Net Asset Value               $14.70
------------------------------------
Premium/(Discount) to NAV      7.62%
------------------------------------
Market Yield                   5.39%
------------------------------------
Taxable-Equivalent Yield1      7.87%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $65,491
------------------------------------
Average Effective
Maturity (Years)              16.90
------------------------------------
Leverage-Adjusted Duration     8.65
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month         6.50%         7.93%
(Cumulative)
------------------------------------
1-Year          2.92%         8.55%
------------------------------------
5-Year          8.27%         7.92%
------------------------------------
10-Year         7.73%         7.11%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         35.2%
------------------------------------
Water and Sewer                14.1%
------------------------------------
Healthcare                     13.3%
------------------------------------
U.S. Guaranteed                12.2%
------------------------------------
Utilities                       7.2%
------------------------------------
Education and Civic
  Organizations                 6.5%
------------------------------------
Housing/Multifamily             5.9%
------------------------------------
Other                           5.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Arizona Dividend Advantage Municipal Fund
NFZ

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              53%
AA                               20%
A                                11%
BBB                              14%
NR                                1%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765
Dec                           0.0765
Jan                           0.0765

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        17.17
                              16.99
                              16.8
                              16.89
                              16.9
                              16.9
                              16.88
                              16.71
                              16.71
                              16.71
                              16.71
                              16.89
                              16.9
                              16.9
                              16.75
                              16.85
                              16.62
                              16.67
                              16.7
                              16.7
                              16.7
                              16.75
                              16.7
                              16.75
                              16.8
                              16.8
                              16.71
                              16.85
                              16.85
                              16.85
                              16.67
                              16.82
                              16.65
                              16.81
                              16.81
                              16.81
                              16.88
                              16.85
                              16.95
                              16.88
                              16.88
                              16.79
                              16.9
                              16.8
                              16.7
                              16.4
                              16.18
                              15.92
                              15.8
                              15.85
                              15.5
                              15.4
                              15.45
                              15.3
                              15.4
                              15.12
                              14.95
                              14.7
                              14.65
                              14.83
                              14.84
                              14.61
                              14.61
                              14.66
                              14.6
                              14.65
                              14.65
                              14.57
                              14.3
                              14.03
                              14.2
                              13.95
                              13.65
                              13.78
                              13.8
                              13.86
                              13.91
                              13.69
                              13.69
                              13.84
                              13.85
                              13.92
                              14.14
                              14.12
                              14.12
                              13.98
                              14
                              14.3
                              14.28
                              14.32
                              14.22
                              14.34
                              14.31
                              13.6
                              13.79
                              13.64
                              13.65
                              13.64
                              13.75
                              13.81
                              13.81
                              13.76
                              13.98
                              13.93
                              13.87
                              13.9
                              13.9
                              14.45
                              14.55
                              14.65
                              14.75
                              14.67
                              15.05
                              15.08
                              15.25
                              15.24
                              15.28
                              15.3
                              15.2
                              15.1
                              15.05
                              15.05
                              15.1
                              14.9
                              15.15
                              15.25
                              15.4
                              15.4
                              15.4
                              15.25
                              15.15
                              15.15
                              15.26
                              15.46
                              15.7
                              15.39
                              15.4
                              15.4
                              15.8
                              15.8
                              15.9
                              16.1
                              16.06
                              15.6
                              15.85
                              15.75
                              15.85
                              16
                              16
                              16.05
                              16.02
                              16
                              15.98
                              15.98
                              15.92
                              15.73
                              15.8
                              15.9
                              15.77
                              15.65
                              15.51
                              15.42
                              15.45
                              15.54
                              15.58
                              15.45
                              15.46
                              15.75
                              15.62
                              15.7
                              15.74
                              15.75
                              15.63
                              15.63
                              15.73
                              15.66
                              15.85
                              15.88
                              15.88
                              16.06
                              16.35
                              16.4
                              16.4
                              16.4
                              16.4
                              16.25
                              16.1
                              16.1
                              15.85
                              15.86
                              15.85
                              15.7
                              15.7
                              15.89
                              15.85
                              15.85
                              16
                              15.75
                              15.59
                              15.55
                              15.5
                              15.33
                              15.4
                              15.6
                              15.7
                              15.78
                              15.74
                              15.64
                              15.74
                              15.92
                              15.8
                              15.8
                              15.8
                              15.42
                              15.36
                              15.29
                              15.58
                              15.58
                              15.49
                              15.44
                              15.44
                              15.45
                              15.34
                              15.46
                              15.47
                              15.47
                              15.28
                              15.28
                              15.38
                              15.47
                              15.56
                              15.87
                              15.7
                              15.67
                              15.67
                              15.65
                              15.76
                              15.65
                              15.75
                              16.2
                              16.13
                              16.13
                              16.65
                              16.65
                              16.8
                              16.65
                              16.74
                              16.74
                              16.74
                              16.75
                              16.75
                              16.75
                              16.75
                              16.7
                              16.7
1/31/05                       16.6


FUND SNAPSHOT
------------------------------------
Share Price                   $16.60
------------------------------------
Common Share
Net Asset Value               $15.60
------------------------------------
Premium/(Discount) to NAV      6.41%
------------------------------------
Market Yield                   5.53%
------------------------------------
Taxable-Equivalent Yield1      8.07%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $24,100
------------------------------------
Average Effective
Maturity (Years)               16.71
------------------------------------
Leverage-Adjusted Duration      7.97
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        11.25%         7.44%
(Cumulative)
------------------------------------
1-Year          2.84%         7.51%
------------------------------------
Since
Inception       8.65%         8.45%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         41.3%
------------------------------------
Utilities                      14.9%
------------------------------------
Housing/Multifamily            10.7%
------------------------------------
Healthcare                      8.1%
------------------------------------
U.S. Guaranteed                 7.9%
------------------------------------
Education and Civic
  Organizations                 6.7%
------------------------------------
Water and Sewer                 5.1%
------------------------------------
Other                           5.3%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0436 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 2
NKR

Performance
     OVERVIEW  As of January 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                               11%
A                                11%
BBB                               9%
NR                                1%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                            0.072
Oct                            0.072
Nov                            0.072
Dec                            0.072
Jan                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        14.86
                              15.07
                              15.05
                              15.2
                              15.31
                              15.26
                              15.15
                              15.12
                              15.13
                              15.12
                              15.13
                              15.34
                              15.36
                              15.18
                              15.1
                              15.15
                              15.15
                              15.15
                              15.15
                              15.15
                              15.1
                              15.24
                              15.3
                              15.35
                              15.44
                              15.4
                              15.45
                              15.66
                              15.46
                              15.55
                              15.71
                              15.79
                              15.6
                              15.51
                              15.77
                              15.75
                              15.73
                              15.61
                              15.76
                              15.71
                              15.69
                              15.69
                              15.91
                              15.95
                              15.7
                              15.6
                              15.44
                              15.42
                              15.45
                              15.3
                              15.2
                              15.17
                              14.83
                              15.08
                              15.02
                              14.9
                              14.65
                              14.65
                              14.55
                              14.45
                              14.56
                              14.5
                              14.53
                              14.6
                              14.64
                              14.64
                              14.62
                              14.65
                              14.64
                              14.3
                              14.64
                              14.19
                              14.19
                              14.23
                              14.22
                              14.35
                              14.35
                              14.35
                              14.41
                              14.36
                              14.35
                              14.58
                              14.58
                              14.6
                              14.6
                              14.5
                              14.47
                              14.42
                              14.51
                              14.37
                              14.36
                              14.14
                              14.05
                              13.93
                              14.01
                              13.82
                              13.99
                              14.01
                              14.05
                              14.05
                              13.92
                              14.01
                              14.1
                              14.25
                              14.6
                              14.69
                              14.64
                              14.8
                              14.83
                              14.95
                              14.98
                              14.98
                              15
                              14.82
                              14.82
                              14.82
                              14.82
                              14.68
                              14.68
                              14.68
                              14.6
                              14.6
                              14.9
                              14.8
                              14.66
                              14.66
                              14.82
                              14.82
                              14.98
                              14.86
                              15.05
                              14.96
                              15.02
                              15.24
                              15.15
                              15.13
                              15.14
                              15.15
                              15.18
                              15.22
                              15.188
                              15.21
                              15.05
                              15.07
                              15.1
                              15.1
                              15.2
                              15.16
                              15.19
                              15.29
                              15.23
                              15.39
                              15.33
                              15.5
                              15.35
                              15.5
                              15.4
                              15.48
                              15.48
                              15.48
                              15.5
                              15.35
                              15.65
                              15.64
                              15.55
                              15.42
                              15.55
                              15.62
                              15.7
                              15.68
                              15.5
                              15.5
                              15.5
                              15.5
                              15.47
                              15.47
                              15.5
                              15.5
                              15.46
                              15.46
                              15.46
                              15.46
                              15.54
                              15.53
                              15.8
                              15.49
                              15.34
                              15.49
                              15.54
                              15.53
                              15.54
                              15.77
                              15.77
                              15.78
                              15.84
                              15.61
                              15.62
                              15.07
                              15.07
                              15.3
                              15.3
                              15.35
                              15.43
                              15.55
                              15.66
                              15.66
                              15.66
                              15.75
                              15.78
                              16
                              16.15
                              16.15
                              16.14
                              15.81
                              15.81
                              15.73
                              15.77
                              15.77
                              15.78
                              15.75
                              15.68
                              15.7
                              15.44
                              15.42
                              15.48
                              15.54
                              15.4
                              15.41
                              15.5
                              15.69
                              15.59
                              15.59
                              15.75
                              15.8
                              15.8
                              15.76
                              16
                              16
                              15.9
                              15.92
                              16.1
                              16.22
                              16.2
                              16.84
                              16.95
                              16.67
                              16.47
                              16.12
                              15.95
                              15.84
                              15.8
                              15.9
                              15.92
                              15.96
                              16.07
1/31/05                       15.85

FUND SNAPSHOT
------------------------------------
Share Price                   $15.85
------------------------------------
Common Share
Net Asset Value               $15.78
------------------------------------
Premium/(Discount) to NAV      0.44%
------------------------------------
Market Yield                   5.45%
------------------------------------
Taxable-Equivalent Yield1      7.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $38,232
------------------------------------
Average Effective
Maturity (Years)               16.56
------------------------------------
Leverage-Adjusted Duration      7.76
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        10.76%         8.25%
(Cumulative)
------------------------------------
1-Year         13.23%         8.35%
------------------------------------
Since
Inception       8.11%         9.62%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.9%
------------------------------------
Tax Obligation/General         26.1%
------------------------------------
Healthcare                     12.6%
------------------------------------
Education and Civic
  Organizations                 7.0%
------------------------------------
Water and Sewer                 5.8%
------------------------------------
Housing/Multifamily             5.3%
------------------------------------
Utilities                       4.8%
------------------------------------
Other                           7.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1191 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 3
NXE

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              63%
AA                               15%
A                                 7%
BBB                              12%
NR                                1%
BB or Lower                       2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                            0.067
Mar                            0.067
Apr                            0.067
May                            0.067
Jun                            0.067
Jul                            0.067
Aug                            0.067
Sep                            0.067
Oct                            0.067
Nov                            0.067
Dec                            0.067
Jan                            0.067

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        14.25
                              14
                              14.02
                              14.32
                              14.15
                              14.25
                              14.2
                              14.09
                              14.05
                              14.05
                              14.18
                              14.15
                              14.25
                              14.28
                              14.01
                              14.1
                              14.13
                              14.13
                              14.23
                              14.23
                              14.35
                              14.51
                              14.4
                              14.44
                              14.46
                              14.77
                              14.69
                              14.69
                              14.35
                              14.3
                              14.45
                              14.4
                              14.43
                              14.38
                              14.55
                              14.7
                              14.74
                              14.58
                              14.58
                              14.77
                              14.76
                              14.76
                              14.85
                              14.88
                              14.7
                              14.6
                              14.41
                              14.55
                              14.58
                              14.5
                              14.3
                              14.15
                              13.82
                              13.71
                              13.87
                              13.95
                              13.87
                              13.75
                              13.76
                              13.68
                              13.65
                              13.65
                              13.61
                              13.3
                              13.35
                              13.4
                              13.19
                              13.25
                              12.89
                              12.34
                              12.4
                              12.35
                              12.3
                              12.39
                              12.39
                              12.34
                              12.28
                              12.28
                              12.43
                              12.6
                              12.77
                              12.6
                              12.76
                              12.78
                              12.78
                              12.62
                              12.75
                              12.8
                              12.7
                              12.76
                              12.8
                              13.11
                              13
                              12.54
                              12.56
                              12.54
                              12.55
                              12.55
                              12.75
                              12.79
                              12.58
                              12.65
                              12.75
                              12.84
                              12.95
                              12.93
                              12.9
                              13.25
                              13.15
                              13.25
                              13.29
                              13.38
                              13.42
                              13.32
                              13.39
                              13.35
                              13.49
                              13.5
                              13.61
                              13.5
                              13.58
                              13.35
                              13.35
                              13.268
                              13.35
                              13.3
                              13.3
                              13.3
                              13.18
                              13.36
                              13.7
                              13.74
                              13.79
                              13.78
                              13.79
                              13.76
                              13.6
                              13.65
                              13.65
                              13.65
                              13.67
                              13.56
                              13.6
                              13.6
                              13.65
                              13.61
                              13.71
                              13.72
                              13.9
                              13.9
                              13.85
                              13.66
                              13.68
                              13.65
                              13.65
                              13.65
                              13.72
                              13.64
                              13.98
                              14.15
                              14.05
                              13.9
                              13.92
                              14.21
                              14.28
                              14.23
                              14.16
                              14.29
                              14.2
                              14.1
                              14.08
                              14
                              14.01
                              14.01
                              14.09
                              13.85
                              14.11
                              14.11
                              14.21
                              14.15
                              14.21
                              14.41
                              14.47
                              14.42
                              14.49
                              14.54
                              14.55
                              14.6
                              14.5
                              14.5
                              14.47
                              14.4
                              14.4
                              14.45
                              14.45
                              14.61
                              14.66
                              14.66
                              14.35
                              14.18
                              14.05
                              14.2
                              14.23
                              14.04
                              14.18
                              14.16
                              14.04
                              13.89
                              14.07
                              14.04
                              14.25
                              14.26
                              14.07
                              13.99
                              14.02
                              14.05
                              14.15
                              14.15
                              14.03
                              14.2
                              14.14
                              14.15
                              14.08
                              14.01
                              14.15
                              13.97
                              13.95
                              13.9
                              13.97
                              14.04
                              14.06
                              14.06
                              13.98
                              14.04
                              14.08
                              14.14
                              14.14
                              14.18
                              14.2
                              14.22
                              14.29
                              14.35
                              14.33
                              14.49
                              14.35
                              14.4
                              14.55
                              14.6
                              14.65
                              14.5
                              14.5
                              14.54
                              14.59
                              14.66
                              14.71
1/31/05                       14.68


FUND SNAPSHOT
------------------------------------
Share Price                   $14.68
------------------------------------
Common Share
Net Asset Value               $14.82
------------------------------------
Premium/(Discount) to NAV     -0.94%
------------------------------------
Market Yield                   5.48%
------------------------------------
Taxable-Equivalent Yield1      8.00%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $45,456
------------------------------------
Average Effective
Maturity (Years)               18.10
------------------------------------
Leverage-Adjusted Duration      7.46
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        13.54%         8.74%
(Cumulative)
------------------------------------
1-Year         10.30%         8.84%
------------------------------------
Since
Inception       4.74%         7.07%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.5%
------------------------------------
Tax Obligation/General         15.9%
------------------------------------
Healthcare                     14.7%
------------------------------------
Education and Civic
Organizations                  10.6%
------------------------------------
Transportation                  9.1%
------------------------------------
Housing/Multifamily             7.1%
------------------------------------
Water and Sewer                 6.6%
------------------------------------
Other                           8.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Texas Quality Income Municipal Fund
NTX

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              64%
AA                               14%
A                                 9%
BBB                              12%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                             0.08
Mar                             0.08
Apr                             0.08
May                             0.08
Jun                             0.08
Jul                             0.08
Aug                             0.08
Sep                             0.08
Oct                             0.08
Nov                             0.08
Dec                             0.08
Jan                             0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        15.1
                              15.23
                              15.23
                              15.11
                              15.22
                              15.15
                              15.26
                              15.2
                              15.25
                              15.29
                              15.59
                              15.7
                              15.58
                              15.55
                              15.48
                              15.41
                              15.45
                              15.42
                              15.5
                              15.5
                              15.66
                              15.8
                              15.8
                              15.84
                              15.91
                              16.03
                              15.83
                              15.64
                              15.71
                              15.66
                              15.6
                              15.52
                              15.64
                              15.7
                              15.8
                              15.78
                              15.66
                              15.7
                              15.7
                              15.7
                              15.7
                              15.65
                              15.65
                              15.71
                              15.5
                              15.05
                              14.65
                              14.91
                              14.85
                              14.94
                              14.84
                              14.57
                              14.2
                              14.49
                              14.25
                              14.23
                              14.13
                              13.8
                              13.7
                              13.56
                              13.65
                              13.53
                              13.58
                              13.68
                              13.72
                              13.73
                              13.7
                              13.55
                              13.23
                              12.93
                              13.15
                              13.27
                              13.25
                              13.36
                              13.46
                              13.21
                              13.52
                              13.51
                              13.37
                              13.35
                              13.62
                              13.63
                              13.94
                              13.87
                              13.87
                              13.86
                              14.01
                              14.2
                              14.19
                              14.16
                              14.13
                              14.15
                              14.1
                              13.9
                              13.99
                              13.88
                              13.94
                              14.11
                              14
                              14.024
                              14.024
                              14.12
                              13.96
                              14
                              13.92
                              13.95
                              13.97
                              14.15
                              14.25
                              14.4
                              14.35
                              14.3
                              14.4
                              14.24
                              14.24
                              14.17
                              14.21
                              14.25
                              14.25
                              14.2
                              14.27
                              14.2
                              14.3
                              14.16
                              14.39
                              14.4
                              14.59
                              14.59
                              14.4
                              14.5
                              14.56
                              14.51
                              14.76
                              14.85
                              14.85
                              14.5
                              14.48
                              14.61
                              14.58
                              14.65
                              14.6
                              14.65
                              14.65
                              14.75
                              14.77
                              14.97
                              14.96
                              15
                              15
                              15.05
                              15.07
                              15.1
                              15.12
                              15.11
                              15.17
                              15.3
                              15.13
                              15.1
                              15.12
                              15.13
                              15.2
                              15.1
                              15.07
                              14.97
                              15.12
                              15.05
                              15.15
                              15.26
                              15.38
                              15.14
                              14.99
                              14.99
                              14.98
                              15
                              15.01
                              15.09
                              15.24
                              15.25
                              15.31
                              15.47
                              15.7
                              15.49
                              15.5
                              15.55
                              15.47
                              15.46
                              15.46
                              15.31
                              15.52
                              15.52
                              15.52
                              15.56
                              15.56
                              15.6
                              15.67
                              15.7
                              15.71
                              15.4
                              15.2
                              15.3
                              15.36
                              15.25
                              15.44
                              15.62
                              15.75
                              15.78
                              15.81
                              15.52
                              15.56
                              15.52
                              15.53
                              15.63
                              15.63
                              15.54
                              15.6
                              15.5
                              15.59
                              15.58
                              15.43
                              15.45
                              15.4
                              15.39
                              15.31
                              15.2
                              15.15
                              15.134
                              15.05
                              14.99
                              14.98
                              14.86
                              14.91
                              14.8
                              14.87
                              14.93
                              14.92
                              15.01
                              15.06
                              15.08
                              15.15
                              15.19
                              15.11
                              15.15
                              15.19
                              15.02
                              15.08
                              15.02
                              15.09
                              15.14
                              15.14
                              15.25
                              15.27
                              15.22
                              15.19
                              15.26
                              15.21
1/31/05                       15.27


FUND SNAPSHOT
------------------------------------
Share Price                   $15.27
------------------------------------
Common Share
Net Asset Value               $15.69
------------------------------------
Premium/(Discount) to NAV     -2.68%
------------------------------------
Market Yield                   6.29%
------------------------------------
Taxable-Equivalent Yield1      8.74%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $148,672
------------------------------------
Average Effective
Maturity (Years)               18.14
------------------------------------
Leverage-Adjusted Duration      7.98
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month         7.99%         7.03%
(Cumulative)
------------------------------------
1-Year          7.47%         7.46%
------------------------------------
5-Year         11.63%         9.47%
------------------------------------
10-Year         7.93%         7.57%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         21.8%
------------------------------------
Healthcare                     16.6%
------------------------------------
Tax Obligation/Limited          9.7%
------------------------------------
Education and Civic
  Organizations                 8.7%
------------------------------------
U.S. Guaranteed                 7.7%
------------------------------------
Water and Sewer                 7.5%
------------------------------------
Housing/Multifamily             5.7%
------------------------------------
Utilities                       5.7%
------------------------------------
Long-Term Care                  5.0%
------------------------------------
Other                          11.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
      MEETING REPORT

The Shareholder Meeting was held in San Francisco, California, on November 17, 2004.

                                                    NAZ                             NFZ                           NKR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                        Common and                         Common and                    Common and
                                     MuniPreferred      MuniPreferred   MuniPreferred  MuniPreferred  MuniPreferred    MuniPreferred
                                     shares voting      shares voting   shares voting  shares voting  shares voting    shares voting
                                          together           together        together       together       together         together
                                        as a class         as a class      as a class     as a class     as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                   4,192,096                 --       1,531,590             --      2,399,663               --
   Withhold                                 19,677                 --           2,105             --          4,140               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 4,211,773                 --       1,533,695             --      2,403,803               --
====================================================================================================================================
Lawrence H. Brown
   For                                   4,191,599                 --       1,531,590             --      2,396,663               --
   Withhold                                 20,174                 --           2,105             --          7,140               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 4,211,773                 --       1,533,695             --      2,403,803               --
====================================================================================================================================
Jack B. Evans
   For                                   4,183,638                 --       1,526,690             --      2,395,187               --
   Withhold                                 28,135                 --           7,005             --          8,616               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 4,211,773                 --       1,533,695             --      2,403,803               --
====================================================================================================================================
William C. Hunter
   For                                   4,183,638                 --       1,526,690             --      2,395,187               --
   Withhold                                 28,135                 --           7,005             --          8,616               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 4,211,773                 --       1,533,695             --      2,403,803               --
====================================================================================================================================
William J. Schneider
   For                                          --              1,018              --            470             --              732
   Withhold                                     --                  4              --              5             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        --              1,022              --            475             --              732
====================================================================================================================================
Timothy R. Schwertfeger
   For                                          --              1,018              --            470             --              732
   Withhold                                     --                  4              --              5             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        --              1,022              --            475             --              732
====================================================================================================================================
Judith M. Stockdale
   For                                   4,183,638                 --       1,526,690             --      2,395,187               --
   Withhold                                 28,135                 --           7,005             --          8,616               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 4,211,773                 --       1,533,695             --      2,403,803               --
====================================================================================================================================

                                                                                   NXE                           NTX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                         Common and                     Common and
                                                                      MuniPreferred   MuniPreferred  MuniPreferred    MuniPreferred
                                                                      shares voting   shares voting  shares voting    shares voting
                                                                           together        together       together         together
                                                                         as a class      as a class     as a class       as a class
====================================================================================================================================
Robert P. Bremner

   For                                                                   3,036,999               --     8,375,936                 --
   Withhold                                                                  8,978               --        61,617                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,045,977               --     8,437,553                 --
====================================================================================================================================
Lawrence H. Brown
   For                                                                   3,036,999               --     8,374,101                 --
   Withhold                                                                  8,978               --        63,452                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,045,977               --     8,437,553                 --
====================================================================================================================================
Jack B. Evans

   For                                                                   3,029,299               --     8,375,136                 --
   Withhold                                                                 16,678               --        62,417                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,045,977               --     8,437,553                 --
====================================================================================================================================
William C. Hunter
   For                                                                   3,034,811               --     8,375,936                 --
   Withhold                                                                 11,166               --        61,617                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,045,977               --     8,437,553                 --
====================================================================================================================================
William J. Schneider
   For                                                                          --              866            --              2,435
   Withhold                                                                     --               --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                        --              866            --              2,435
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                          --              866            --              2,435
   Withhold                                                                     --               --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                        --              866             --             2,435
====================================================================================================================================
Judith M. Stockdale
   For                                                                   3,031,811               --     8,374,801                 --
   Withhold                                                                 14,166               --        62,752                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 3,045,977               --     8,437,553                 --
====================================================================================================================================

                        Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.4% (1.0% OF TOTAL INVESTMENTS)

$         940   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      918,540
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.4% (6.5% OF TOTAL INVESTMENTS)

        1,000   Arizona State University, Certificates of Participation,              7/12 at 100.00         AAA          1,115,980
                 Series 2002, 5.375%, 7/01/19 - MBIA Insured

        1,000   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         AAA          1,066,240
                 5.000%, 7/01/25 - FGIC Insured

        1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00          A-          1,342,987
                 Bonds, Midwestern University, Series 2001A, 5.875%, 5/15/31

        1,050   Northern Arizona University, System Revenue Bonds,                    6/12 at 100.00         AAA          1,088,724
                 Series 2002, 5.000%, 6/01/34 - FGIC Insured

        1,500   Tempe Industrial Development Authority, Arizona, Lease                7/13 at 100.00         AAA          1,565,370
                 Revenue Bonds, Arizona State University Foundation Project,
                 Series 2003, 5.000%, 7/01/34 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.3% (13.3% OF TOTAL INVESTMENTS)

        2,000   Arizona Health Facilities Authority, Hospital System Revenue         11/09 at 100.00         Ba2          2,026,620
                 Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.125%, 11/15/22

        1,000   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00         BBB          1,125,700
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 7.000%, 12/01/25

          800   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00        BBB+            897,608
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

        2,150   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00        BBB+          2,263,499
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

        3,000   Mesa Industrial Development Authority, Arizona, Revenue               1/10 at 101.00         AAA          3,329,100
                 Bonds, Discovery Health System, Series 1999A,
                 5.750%, 1/01/25 - MBIA Insured

          515   Puerto Rico Industrial, Tourist, Educational, Medical and            11/10 at 101.00          AA            582,934
                 Environmental Control Facilities Financing Authority,
                 Hospital Revenue Bonds, Hospital de la Concepcion,
                 Series 2000A, 6.375%, 11/15/15

        1,500   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,617,885
                 Hospital Revenue Bonds, Scottsdale Healthcare,
                 Series 2001, 5.800%, 12/01/31

        1,055   Winslow Industrial Development Authority, Arizona, Hospital           6/08 at 101.00         N/R            813,595
                 Revenue Bonds, Winslow Memorial Hospital Project,
                 Series 1998, 5.500%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.5% (5.9% OF TOTAL INVESTMENTS)

          400   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa            422,300
                 Collateralized Multifamily Housing Revenue Bonds,
                 Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31
                 (Alternative Minimum Tax)

          530   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            532,523
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)

        1,000   Phoenix Industrial Development Authority, Arizona, GNMA               9/10 at 103.00         Aaa          1,084,930
                 Collateralized Mortgage Loan Multifamily Housing Revenue
                 Bonds, Camelback Crossings Apartments Project,
                 Series 2000, 6.350%, 9/20/35

        3,215   Tucson Industrial Development Authority, Arizona, Senior              7/10 at 101.00          AA          3,523,447
                 Living Facilities Revenue Bonds, Christian Care Project,
                 Series 2000A, 5.625%, 7/01/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.1% (0.0% OF TOTAL INVESTMENTS)

           40   Phoenix Industrial Development Authority, Arizona, Statewide          6/05 at 102.00         AAA             41,087
                 Single Family Mortgage Revenue Bonds, Series 1995,
                 6.150%, 6/01/08 (Alternative Minimum Tax)


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.1% (1.5% OF TOTAL INVESTMENTS)

$       1,345   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB     $    1,376,029
                 Solid Waste Disposal Revenue Bonds,  Waste Management
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.6% (0.3% OF TOTAL INVESTMENTS)

          345   Mohave County Industrial Development Authority, Arizona,              5/06 at 103.00         AAA            362,950
                 GNMA Collateralized Healthcare Revenue Refunding Bonds,
                 Chris Ridge and Silver Village Projects, Series 1996,
                 6.375%, 11/01/31


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.0% (2.8% OF TOTAL INVESTMENTS)

        1,525   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          1,659,231
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/21 - FSA Insured

          500   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA            594,585
                 Bonds, Series 2002A, 5.500%, 7/01/19 - FGIC Insured

          330   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00          A-            358,849
                 Bonds, Series 2001A, 5.375%, 7/01/28


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 50.9% (35.2% OF TOTAL INVESTMENTS)

        1,985   Arizona School Facilities Board, State School Improvement             7/13 at 100.00         AAA          2,155,154
                 Revenue Bonds, Series 2003, 5.000%, 7/01/21

        2,000   Arizona School Facilities Board, School Improvement Revenue           7/14 at 100.00         AAA          2,336,440
                 Bonds, Series 2004A, 5.750%, 7/01/18 - AMBAC Insured

        2,000   Arizona State Transportation Board, Subordinate Highway               7/14 at 100.00          AA          2,166,200
                 Revenue Bonds, Series 2004B, 5.000%, 7/01/22

                Arizona Tourism and Sports Authority, Tax Revenue Bonds,
                Multipurpose Stadium Facility Project, Series 2003A:
        3,000    5.375%, 7/01/20 - MBIA Insured                                       7/13 at 100.00         Aaa          3,372,480
        1,000    5.375%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         Aaa          1,123,390

                Bullhead City, Arizona, Special Assessment Bonds, Parkway
                District Improvements, Series 1993:
          815    6.100%, 1/01/08                                                      7/05 at 101.00        Baa2            834,250
          875    6.100%, 1/01/09                                                      7/05 at 101.00        Baa2            894,740

          524   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R            581,315
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

          575   Marana Municipal Property Corporation, Arizona, Revenue               7/13 at 100.00         AAA            603,359
                 Bonds, Series 2003, 5.000%, 7/01/28 - AMBAC Insured

        3,400   Maricopa County Stadium District, Arizona, Revenue Refunding          6/12 at 100.00         Aaa          3,804,362
                 Bonds, Series 2002, 5.375%, 6/01/18 - AMBAC Insured

                Phoenix Industrial Development Authority, Arizona, Government
                Office Lease Revenue Bonds, Capitol Mall LLC Project, Series 2000:
        1,000    5.375%, 9/15/22 - AMBAC Insured                                      9/10 at 100.00         AAA          1,101,120
        2,000    5.500%, 9/15/27 - AMBAC Insured                                      9/10 at 100.00         AAA          2,198,180

        2,150   Phoenix Civic Plaza Building Corporation, Arizona, Senior             7/05 at 101.00         AAA          2,205,169
                 Lien Excise Tax Revenue Bonds, Series 1994, 6.000%, 7/01/14

        2,000   Phoenix Civic Improvement Corporation, Arizona, Subordinate           7/13 at 100.00         AAA          2,161,700
                 Lien Excise Tax Revenue Bonds, Series 2003A,
                 5.000%, 7/01/21 - MBIA Insured

        1,200   Prescott Valley Municipal Property Corporation, Arizona,              1/13 at 100.00         AAA          1,262,808
                 Municipal Facilities Revenue Bonds, Series 2003,
                 5.000%, 1/01/27 - FGIC Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00          A-          1,061,010
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.125%, 7/01/24

          805   Scottsdale Preserve Authority, Arizona, Excise Tax Revenue              No Opt. Call         AAA            897,334
                 Bonds, Series 2004, 5.000%, 7/01/16 - FGIC Insured

        1,350   Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,                7/14 at 100.00         AAA          1,509,934
                 5.250%, 7/01/20 - AMBAC Insured

          500   Tucson, Arizona, Certificates of Participation, Series 2000,          7/08 at 100.00         AAA            545,895
                 5.700%, 7/01/20 - MBIA Insured

        1,100   Tucson, Arizona, Junior Lien Street and Highway User                  7/10 at 100.00         AAA          1,190,618
                 Revenue Bonds, Series 2000E, 5.000%, 7/01/18 - FGIC Insured

        1,300   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/14 at 100.00          AA          1,355,601
                 Loan Notes, Series 2003, 5.000%, 10/01/33 - RAAI Insured


                                       19


                        Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 17.6% (12.2% OF TOTAL INVESTMENTS)

$         480   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $      517,306
                 Asset Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,250   Maricopa County Industrial Development Authority, Arizona,              No Opt. Call         AAA          2,878,268
                 Hospital Revenue Refunding Bonds, Samaritan Health
                 Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

        2,300   Mesa, Arizona, General Obligation Bonds, Series 1999,                 7/09 at 100.00         AAA          2,509,300
                 5.000%, 7/01/18 (Pre-refunded to 7/01/09) - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/10 at 101.00         AAA          2,315,420
                 Wastewater System Revenue Bonds, Series 2000,
                 6.000%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00        A***          1,177,590
                 Revenue Bonds, Series 2000B, 6.500%, 7/01/27
                 (Pre-refunded to 7/01/10)

        1,400   Southern Arizona Capital Facilities Financing Corporation,            9/12 at 100.00         AAA          1,558,676
                 Student Housing Revenue Bonds, La Aldea Project at the
                 University of Arizona, Series 2002, 5.000%, 9/01/23
                 (Pre-refunded to 9/01/12) - MBIA Insured

          500   Surprise Municipal Property Corporation, Arizona, Excise              7/09 at 101.00         AAA            564,365
                 Tax Revenue Bonds, Series 2000, 5.700%, 7/01/20
                 (Pre-refunded to 7/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.5% (7.2% OF TOTAL INVESTMENTS)

        1,000   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,137,430
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/15

        1,000   Coconino County, Arizona, Pollution Control Revenue Bonds,           10/06 at 102.00          B-          1,020,860
                 Nevada Power Company Project, Series 1996,
                 6.375%, 10/01/36 (Alternative Minimum Tax)

          905   Pima County Industrial Development Authority, Arizona,                7/05 at 101.50         AAA            946,087
                 Lease Obligation Revenue Refunding Bonds, Tucson Electric
                 Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 1/01/27                                                      1/12 at 101.00          AA          2,127,320
        1,000    5.000%, 1/01/31                                                      1/12 at 101.00          AA          1,044,810

          530   Salt River Project Agricultural Improvement and Power                 1/13 at 100.00          AA            569,702
                 District, Arizona, Electric System Revenue Bonds,
                 Series 2002B, 5.000%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 20.4% (14.1% OF TOTAL INVESTMENTS)

                Arizona Water Infrastructure Finance Authority, Water Quality
                Revenue Bonds, Series 2004A:
        1,825    5.000%, 10/01/19                                                    10/14 at 100.00         AAA          2,006,131
        1,815    5.000%, 10/01/22                                                    10/14 at 100.00         AAA          1,972,125

        1,005   Cottonwood, Arizona, Senior Lien Sewerage Revenue Bonds,              7/14 at 100.00         AAA          1,071,400
                 Series 2004, 5.000%, 7/01/24 - XLCA Insured

        3,500   Glendale, Arizona, Water and Sewer Revenue Bonds,                     7/13 at 100.00         AAA          3,680,180
                 Subordinate Lien, Series 2003, 5.000%, 7/01/28 -
                 AMBAC Insured

          600   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA            643,608
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

          875   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/14 at 100.00         AAA            939,873
                 Wastewater System Revenue Bonds, Series 2004,
                 5.000%, 7/01/24 - MBIA Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,250   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         AAA     $    1,478,200
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/21 - FGIC Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          1,582,094
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/26 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      87,304   Total Long-Term Investments (cost $88,790,839) - 144.8%                                                  94,812,517
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                        678,790
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (45.8)%                                                        (30,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   65,491,307
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
                        Portfolio of
                               INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.9% (6.7% OF TOTAL INVESTMENTS)

$       1,020   Mesa Industrial Development Authority, Arizona, Student               7/11 at 101.00        BBB-     $    1,043,501
                 Housing Revenue Bonds, ASU East/Maricopa County
                 Community College District, Williams Campus Project,
                 Series 2001A, 6.000%, 7/01/26

        1,000   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00         BBB          1,033,770
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University
                 System, Series 1999, 5.375%, 2/01/29

          300   Puerto Rico Industrial, Tourist, Educational, Medical and             9/11 at 100.00         BBB            316,530
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart,
                 Series 2001, 5.250%, 9/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.0% (8.1% OF TOTAL INVESTMENTS)

          550   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00         BBB            622,138
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 6.875%, 12/01/20

          365   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00        BBB+            409,534
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

          750   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00        BBB+            789,593
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

        1,000   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,078,590
                 Hospital Revenue Bonds, Scottsdale Healthcare,
                 Series 2001, 5.800%, 12/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.8% (10.7% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Industrial Development Authority, Arizona,            7/09 at 102.00         Aaa          1,021,160
                 Multifamily Housing Revenue Bonds, Whispering Palms
                 Apartments, Series 1999A, 5.900%, 7/01/29 - MBIA Insured

        1,125   Maricopa County Industrial Development Authority, Arizona,           10/11 at 103.00         Aaa          1,207,260
                 Multifamily Housing Revenue Bonds, Syl-Mar Apartments,
                 Series 2001, 5.650%, 4/20/21 (Alternative Minimum Tax)

          275   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa            290,331
                 Collateralized Multifamily Housing Revenue Bonds,
                 Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31
                 (Alternative Minimum Tax)

          205   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            205,976
                 Collateralized Multifamily Housing Revenue Bonds,
                 Park Lee Apartments, Series 2004A, 5.050%, 10/20/44
                 (Alternative Minimum Tax)

        1,000   Phoenix Industrial Development Authority, Arizona, GNMA               9/10 at 103.00         Aaa          1,084,930
                 Collateralized Mortgage Loan Multifamily Housing Revenue
                 Bonds, Camelback Crossings Apartments Project, Series 2000,
                 6.350%, 9/20/35


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.1% (0.8% OF TOTAL INVESTMENTS)

          260   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA            275,509
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-4, 5.050%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.2% (1.5% OF TOTAL INVESTMENTS)

          510   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB            521,766
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax)  (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.4% (3.0% OF TOTAL INVESTMENTS)

        1,020   Tucson, Arizona, General Obligation Refunding Bonds,                  7/07 at 100.00          AA          1,069,745
                 Series 1997, 5.000%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 61.2% (41.3% OF TOTAL INVESTMENTS)

          700   Arizona School Facilities Board, School Improvement Revenue           7/11 at 100.00         AAA            790,538
                 Bonds, Series 2001, 5.500%, 7/01/18

        2,750   Arizona School Facilities Board, School Improvement Revenue           7/14 at 100.00         AAA          3,212,605
                 Bonds, Series 2004A, 5.750%, 7/01/18 - AMBAC Insured

        1,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          1,123,390
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/21 - MBIA Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         203   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R     $      225,204
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

        1,180   Marana Municipal Property Corporation, Arizona, Revenue               7/13 at 100.00         AAA          1,265,762
                 Bonds, Series 2003, 5.000%, 7/01/23 - AMBAC Insured

        2,000   Maricopa County Industrial Development Authority, Arizona,            6/07 at 102.00           A          2,105,760
                 Education Revenue Bonds, Horizon Community Learning
                 Center Project, Series 2000, 6.350%, 6/01/26 - ACA Insured

          900   Phoenix Industrial Development Authority, Arizona, Government         3/12 at 100.00         AAA            996,102
                 Bonds, Capitol Mall LLC II Project, Series 2001,
                 5.250%, 9/15/16 - AMBAC Insured

          680   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call           A            705,371
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

        2,675   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AA+          2,891,274
                 Series 2003, 5.000%, 7/01/21

        1,000   Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,                7/14 at 100.00         AAA          1,118,470
                 5.250%, 7/01/20 - AMBAC Insured

          305   Tucson Industrial Development Authority, Arizona, Charter             9/14 at 100.00        BBB-            306,626
                 School Revenue Bonds, Arizona Agribusiness and Equine
                 Center Charter School, Series 2004A, 6.125%, 9/01/34


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 11.7% (7.9% OF TOTAL INVESTMENTS)

        1,000   Mesa, Arizona, General Obligation Bonds, Series 1999,                 7/09 at 100.00         AAA          1,091,000
                 5.000%, 7/01/17 (Pre-refunded to 7/01/09) - FGIC Insured

        1,000   Mesa, Arizona, Utility System Revenue Bonds, Series 2000,             7/09 at 100.00         AAA          1,096,160
                 5.125%, 7/01/19 (Pre-refunded to 7/01/09) - FGIC Insured

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Refunding Bonds, Series 1997A:
          140    5.000%, 1/01/20 (Pre-refunded to 1/01/08)                            1/08 at 101.00       AA***            150,818
          430    5.000%, 1/01/20 (Pre-refunded to 1/01/08)                            1/08 at 101.00       AA***            474,703


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 22.0% (14.9% OF TOTAL INVESTMENTS)

        1,500   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,712,925
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/17

          500   Coconino County, Arizona, Pollution Control Revenue Bonds,            5/05 at 100.00          B-            496,535
                 Nevada Power Company Project, Series 1997B,
                 5.800%, 11/01/32 (Alternative Minimum Tax)

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         AAA          1,147,250
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured

          350   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA            376,670
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

        1,000   Salt River Project Agricultural Improvement and Power                 1/12 at 101.00          AA          1,108,270
                 District, Arizona, Electric System Revenue Refunding Bonds,
                 Series 2002A, 5.250%, 1/01/18

          200   Salt River Project Agricultural Improvement and Power District,       1/13 at 100.00          AA            214,982
                 Arizona, Electric System Revenue Bonds, Series 2002B,
                 5.000%, 1/01/22

          235   Salt River Project Agricultural Improvement and Power District,       1/08 at 101.00          AA            249,030
                 Arizona, Electric System Revenue Refunding Bonds,
                 Series 1997A, 5.000%, 1/01/20


                                       23


                        Nuveen Arizona Dividend Advantage Municipal Fund (NFZ) (continued)
                               Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.6% (5.1% OF TOTAL INVESTMENTS)

$         225   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA     $      241,353
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          1,582,093
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/26 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      32,853   Total Long-Term Investments (cost $33,571,712) - 147.9%                                                  35,653,224
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                        446,383
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.8)%                                                        (12,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   24,099,607
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT JANUARY 31, 2005:
                                                                                                               SWAP      UNREALIZED
                                                                              NOTIONAL    EFFECTIVE     TERMINATION    APPRECIATION
                                                                                AMOUNT       DATE(2)           DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                    $600,000      2/16/05         2/16/35        $(64,448)

Agreement with Goldman Sachs dated December 6, 2004, to pay semi-annually the notional amount multiplied by 5.324% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                     200,000      7/11/05         7/11/25          (8,826)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(73,274)
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.2% (7.0% OF TOTAL INVESTMENTS)

$         715   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         AAA     $      822,286
                 5.750%, 7/01/27 - FGIC Insured

        1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00          A-          1,342,987
                 Bonds, Midwestern University, Series 2001A, 5.875%, 5/15/31

          320   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00         BBB            335,939
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

                University of Arizona, Certificates of Participation, Series 2002A:
          750    5.500%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         AAA            842,115
          500    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         AAA            540,465


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.4% (12.6% OF TOTAL INVESTMENTS)

          735   Arizona Health Facilities Authority, Hospital System Revenue          2/12 at 101.00         Ba2            755,992
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21

          400   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00        BBB+            448,804
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

          600   Arizona Health Facilities Authority, Revenue Bonds, Blood             4/14 at 100.00          A-            616,392
                 Systems Inc., Series 2004, 5.000%, 4/01/20

        1,375   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00        BBB+          1,447,586
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

          500   Maricopa County Industrial Development Authority, Arizona,            5/08 at 101.00          AA            533,485
                 Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                 5.250%, 11/15/37

        1,000   Mesa Industrial Development Authority, Arizona, Revenue               1/10 at 101.00         AAA          1,099,810
                 Bonds, Discovery Health System, Series 1999A,
                 5.625%, 1/01/29 - MBIA Insured

        1,000   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,078,590
                 Hospital Revenue Bonds, Scottsdale Healthcare,
                 Series 2001, 5.800%, 12/01/31

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,065,360
                 Hospital Revenue Bonds, Yavapai Regional Medical Center,
                 Series 2003A, 6.000%, 8/01/33


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.7% (5.3% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Industrial Development Authority, Arizona,           10/11 at 105.00         AAA          1,062,230
                 GNMA Collateralized Multifamily Housing Revenue
                 Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th
                 and Fountain Place Apartments, Series 2001A-1,
                 6.000%, 10/20/31

        1,425   Phoenix Industrial Development Authority, Arizona, GNMA               7/12 at 105.00         AAA          1,555,673
                 Collateralized Multifamily Housing Revenue Bonds, Summit
                 Apartments, Series 2002, 6.450%, 7/20/32

          325   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            326,547
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.3% (0.3% OF TOTAL INVESTMENTS)

          125   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA            130,260
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-1, 5.350%, 11/01/24 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.2% (1.5% OF TOTAL INVESTMENTS)

          810   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB            828,687
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 38.2% (26.1% OF TOTAL INVESTMENTS)

        1,725   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AA+          1,878,922
                 5.000%, 7/01/17

        1,000   Gilbert, Arizona, General Obligation Bonds, Series 2002A,             7/11 at 100.00         AAA          1,088,510
                 5.000%, 7/01/18 - AMBAC Insured


                                       25


                        Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Maricopa County School District 6, Arizona, General Obligation
                Refunding Bonds, Washington Elementary School, Series 2002A:
$       1,000    5.375%, 7/01/15 - FSA Insured                                          No Opt. Call         AAA     $    1,157,260
        1,000    5.375%, 7/01/16 - FSA Insured                                          No Opt. Call         AAA          1,159,340

        1,165   Maricopa County Unified School District 69, Paradise Valley,            No Opt. Call         AAA          1,328,822
                 Arizona, General Obligation Refunding Bonds, Series 2002A,
                 5.250%, 7/01/14 - FGIC Insured

        1,000   Mesa, Arizona, General Obligation Bonds, Series 2000,                   No Opt. Call         AAA          1,192,260
                 6.500%, 7/01/11 - FGIC Insured

        1,405   Mesa, Arizona, General Obligation Bonds, Series 2002,                   No Opt. Call         AAA          1,625,950
                 5.375%, 7/01/15 - FGIC Insured

                Phoenix, Arizona, Various Purpose General Obligation Bonds,
                Series 2002B:
        1,700    5.000%, 7/01/22                                                      7/12 at 100.00         AA+          1,838,363
          500    5.000%, 7/01/27                                                      7/12 at 100.00         AA+            525,735

        1,000   Pinal County Unified School District 43, Apache Junction,               No Opt. Call         AAA          1,184,870
                 Arizona, General Obligation Refunding Bonds, Series 2001,
                 5.750%, 7/01/15 - FGIC Insured

        1,500   Scottsdale, Arizona, General Obligation Bonds, Series 2002,           7/11 at 100.00         AAA          1,612,290
                 5.000%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 45.0% (30.9% OF TOTAL INVESTMENTS)

                Arizona State, Certificates of Participation, Series 2002A:
          750    5.000%, 11/01/17 - MBIA Insured                                      5/12 at 100.00         AAA            813,600
        1,000    5.000%, 11/01/18 - MBIA Insured                                      5/12 at 100.00         AAA          1,084,200
          500    5.000%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         AAA

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/12 at 100.00         AAA          1,104,890
                 Series 2002B, 5.250%, 7/01/21

          322   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R            357,220
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

          670   Goodyear Community Facilities Utility District 1, Arizona,            7/13 at 100.00           A            689,484
                 General Obligation Bonds, Series 2003, 5.350%, 7/15/28 -
                 ACA Insured

        1,000   Maricopa County Public Finance Authority, Arizona, Lease              7/11 at 100.00         Aaa          1,127,490
                 Revenue Bonds, Series 2001, 5.500%, 7/01/15 -
                 AMBAC Insured

                Maricopa County Stadium District, Arizona, Revenue Refunding
                Bonds, Series 2002:
          840    5.375%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         Aaa            939,901
        2,645    5.375%, 6/01/19 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,959,570

        1,000   Mesa, Arizona, Street and Highway User Tax Revenue Bonds,             7/14 at 100.00         AAA          1,090,720
                 Series 2004, 5.125%, 7/01/23 - FSA Insured

        1,500   Phoenix Industrial Development Authority, Arizona,                    3/12 at 100.00         AAA          1,660,170
                 Government Bonds, Capitol Mall LLC II Project, Series 2001,
                 5.250%, 9/15/16 - AMBAC Insured

          460   Pima County Industrial Development Authority, Arizona,               12/14 at 100.00        BBB-            466,803
                 Charter School Revenue Bonds, Noah Webster Basic Schools
                 Inc., Series 2004, 6.000%, 12/15/24

        1,070   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call           A          1,109,922
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00          A-          1,061,010
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.125%, 7/01/24

          480   Tucson Industrial Development Authority, Arizona,                     9/14 at 100.00        BBB-            482,558
                 Charter School Revenue Bonds, Arizona Agribusiness and
                 Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

        1,000   Tucson, Arizona, Junior Lien Street and Highway User Revenue          7/10 at 100.00         AAA          1,082,380
                 Bonds, Series 2000E, 5.000%, 7/01/18 - FGIC Insured

          640   Yuma Municipal Property Corporation, Arizona, Municipal               7/10 at 100.00         AAA            685,997
                 Facilities Tax Revenue Bonds, Series 2001,
                 5.000%, 7/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.5% (3.7% OF TOTAL INVESTMENTS)

        1,000   Phoenix Civic Improvement Corporation, Arizona, Senior Lien           7/08 at 101.00         AAA          1,036,930
                 Airport Revenue Bonds, Series 1998A, 5.000%, 7/01/25 -
                 FSA Insured

        1,000   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien          7/12 at 100.00         AAA          1,047,450
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/27
                 (Alternative Minimum Tax) - FGIC Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 3.0% (2.0% OF TOTAL INVESTMENTS)

$       1,000   Maricopa County Unified School District 89, Dysart, Arizona,          7/14 at 100.00         AAA     $    1,139,760
                 General Obligation Bonds, Series 2004B, 5.250%, 7/01/20
                 (Pre-refunded to 7/01/14) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.1% (4.8% OF TOTAL INVESTMENTS)

        1,115   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,268,234
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/15

        1,000   Mesa, Arizona, Utility System Revenue Bonds, Series 2002,             7/11 at 100.00         AAA          1,084,200
                 5.000%, 7/01/20 - FGIC Insured

          320   Salt River Project Agricultural Improvement and Power                 1/13 at 100.00          AA            343,971
                 District, Arizona, Electric System Revenue Bonds,
                 Series 2002B, 5.000%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.5% (5.8% OF TOTAL INVESTMENTS)

          500   Maricopa County Industrial Development Authority, Arizona,           12/07 at 102.00         AAA            535,505
                 Water System Improvement Revenue Bonds, Chaparral City
                 Water Company, Series 1997A, 5.400%, 12/01/22
                 (Alternative Minimum Tax) - AMBAC Insured

          360   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA            386,166
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         AAA          1,184,750
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/22 - FGIC Insured

        1,000   Tucson, Arizona, Water System Revenue Refunding Bonds,                7/12 at 102.00         AAA          1,138,100
                 Series 2002, 5.500%, 7/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      50,997   Total Long-Term Investments (cost $52,124,847) - 146.1%                                                  55,845,706
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                        886,649
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.4)%                                                        (18,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   38,232,355
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT JANUARY 31, 2005:
                                                                                                               SWAP      UNREALIZED
                                                                              NOTIONAL    EFFECTIVE     TERMINATION    APPRECIATION
                                                                                AMOUNT       DATE(2)           DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).                   $1,100,000      2/16/05         2/16/35       $(118,155)

Agreement with Goldman Sachs dated December 6, 2004, to pay semi-annually the notional amount multiplied by 5.324% (annualized) and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar - London Inter-Bank Offered Rates).            800,000      7/11/05         7/11/25         (35,303)

Agreement with JP Morgan dated January 11, 2005, to pay semi-annually the notional amount multiplied by 5.235% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).                      750,000      8/17/05         8/17/25         (23,231)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(176,689)
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.0% (2.7% OF TOTAL INVESTMENTS)

$       1,880   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,837,080
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.6% (10.6% OF TOTAL INVESTMENTS)

        2,000   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         AAA          2,300,100
                 5.750%, 7/01/27 - FGIC Insured

        1,000   Arizona Student Loan Acquisition Authority, Student Loan             11/09 at 102.00         Aaa          1,090,750
                 Revenue Refunding Bonds, Senior Series 1999A-1,
                 5.750%, 5/01/15 (Alternative Minimum Tax)

        1,130   Energy Management Services LLC, Arizona State University,             7/12 at 100.00         AAA          1,255,046
                 Energy Conservation Revenue Bonds, Main Campus Project,
                 Series 2002, 5.250%, 7/01/18 - MBIA Insured

          270   Glendale Industrial Development Authority, Arizona, Revenue           5/08 at 101.00          A-            279,250
                 Bonds, Midwestern University, Series 1998A,
                 5.375%, 5/15/28

        2,000   University of Arizona, Certificates of Participation,                 6/12 at 100.00         AAA          2,177,060
                 Series 2002B, 5.125%, 6/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.7% (14.7% OF TOTAL INVESTMENTS)

                Arizona Health Facilities Authority, Hospital System Revenue
                Bonds, Phoenix Children's Hospital, Series 1999A:
          750    6.125%, 11/15/22                                                    11/09 at 100.00         Ba2            759,983
          520    6.250%, 11/15/29                                                    11/09 at 100.00         Ba2            529,604

        1,000   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00         BBB          1,131,160
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 6.875%, 12/01/20

          300   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00        BBB+            336,603
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

          625   Arizona Health Facilities Authority, Revenue Bonds, Blood             4/14 at 100.00          A-            642,075
                 Systems Inc., Series 2004, 5.000%, 4/01/20

        1,825   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00        BBB+          1,921,342
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

        2,000   Maricopa County Industrial Development Authority, Arizona,            5/08 at 101.00          AA          2,133,940
                 Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                 5.250%, 11/15/37

        1,250   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,348,237
                 Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,065,360
                 Hospital Revenue Bonds, Yavapai Regional Medical Center,
                 Series 2003A, 6.000%, 8/01/33


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 10.5% (7.1% OF TOTAL INVESTMENTS)

        2,500   Maricopa County Industrial Development Authority, Arizona,           10/10 at 105.00         Aaa          2,712,850
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Villas at Augusta, Series 2000, 6.500%, 10/20/33

        1,545   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa          1,659,191
                 Collateralized Multifamily Housing Revenue Bonds, Campaigne
                 Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative
                 Minimum Tax)

          380   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            381,809
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.1% (1.4% OF TOTAL INVESTMENTS)

          945   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB            966,801
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax)  (Mandatory put 3/01/08)


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.5% (15.9% OF TOTAL INVESTMENTS)

$         660   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AA+     $      718,852
                 5.000%, 7/01/18

        2,250   DC Ranch Community Facilities District, Scottsdale, Arizona,          7/13 at 100.00         Aaa          2,374,493
                 General Obligation Bonds, Series 2002, 5.000%, 7/15/27 -
                 AMBAC Insured

        1,930   Glendale, Arizona, General Obligation Refunding Bonds,                7/11 at 100.00          AA          2,097,929
                 Series 2002, 5.000%, 7/01/19

        1,000   Maricopa County Unified School District 11, Peoria, Arizona,            No Opt. Call         AAA          1,120,220
                 General Obligation Refunding Bonds, Series 2002,
                 5.000%, 7/01/15 - FSA Insured

          765   Maricopa County Unified School District 69, Paradise Valley,            No Opt. Call         AAA            859,799
                 Arizona, General Obligation Refunding Bonds, Second
                 Series 2002, 5.000%, 7/01/15 - FSA Insured

        1,575   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          1,718,829
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/20 - FSA Insured

        1,150   Scottsdale, Arizona, General Obligation Refunding Bonds,                No Opt. Call         AAA          1,297,878
                 Series 2002, 5.000%, 7/01/16

          440   Tucson, Arizona, General Obligation Bonds, Series 2001B,              7/11 at 100.00          AA            477,048
                 5.000%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 40.8% (27.5% OF TOTAL INVESTMENTS)

        2,000   Arizona School Facilities Board, School Improvement Revenue           7/12 at 100.00         AAA          2,229,600
                 Bonds, Series 2002, 5.250%, 7/01/20

        3,000   Arizona State Transportation Board, Highway Revenue                   7/12 at 102.00         AAA          3,334,470
                 Refunding Bonds, Series 2002A, 5.250%, 7/01/18

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/12 at 100.00         AAA          1,104,000
                 Series 2002B, 5.250%, 7/01/22

        2,660   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          2,990,266
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/20 - MBIA Insured (PLG)

          376   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R            417,127
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

          800   Goodyear Community Facilities Utility District 1, Arizona,            7/13 at 100.00           A            823,264
                 General Obligation Bonds, Series 2003, 5.350%, 7/15/28 -
                 ACA Insured

        2,000   Mohave County, Arizona, Certificates of Participation,                7/14 at 100.00         AAA          2,233,580
                 Series 2004, 5.250%, 7/01/19 - AMBAC Insured

          540   Pima County Industrial Development Authority, Arizona,               12/14 at 100.00        BBB-            547,987
                 Charter School Revenue Bonds, Noah Webster Basic
                 Schools Inc., Series 2004, 6.000%, 12/15/24

        1,250   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call           A          1,296,637
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

        2,770   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AA+          2,981,794
                 Series 2003, 5.000%, 7/01/22

          565   Tucson Industrial Development Authority, Arizona, Charter             9/14 at 100.00        BBB-            568,011
                 School Revenue Bonds, Arizona Agribusiness and Equine
                 Center Charter School, Series 2004A, 6.125%, 9/01/34


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 13.5% (9.1% OF TOTAL INVESTMENTS)

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        1,000    5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          1,129,520
        2,300    5.250%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          2,451,708

        2,450   Tucson Airport Authority Inc., Arizona, Revenue Refunding             6/11 at 100.00         AAA          2,553,023
                 Bonds, Series 2001B, 5.000%, 6/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 0.6% (0.3% OF TOTAL INVESTMENTS)

          230   Glendale Industrial Development Authority, Arizona,                   5/08 at 101.00         AAA            252,098
                 Revenue Bonds, Midwestern University, Series 1998A,
                 5.375%, 5/15/28 (Pre-refunded to 5/15/08)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.0% (4.1% OF TOTAL INVESTMENTS)

        1,250   Maricopa County Pollution Control Corporation, Arizona,              11/12 at 100.00         AAA          1,311,325
                  Revenue Bonds, Arizona Public Service Company - Palo Verde
                 Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Bonds, Series 2002B:
          360    5.000%, 1/01/22                                                      1/13 at 100.00          AA            386,968
        1,000    5.000%, 1/01/31                                                      1/13 at 100.00          AA          1,044,810


                                       29


                        Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.7% (6.6% OF TOTAL INVESTMENTS)

$         650   Arizona Water Infrastructure Finance Authority, Water Quality        10/14 at 100.00         AAA     $      706,271
                 Revenue Bonds, Series 2004A, 5.000%, 10/01/22

          405   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA            434,435
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior                7/11 at 100.00         AAA          1,092,640
                 Lien Wastewater System Revenue Refunding Bonds,
                 Series 2001, 5.125%, 7/01/21 - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          2,174,000
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      62,296   Total Long-Term Investments (cost $64,469,098) - 148.0%                                                  67,256,823
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.4%                                                                        199,577
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.4)%                                                        (22,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   45,456,400
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT JANUARY 31, 2005:
                                                                                                               SWAP      UNREALIZED
                                                                              NOTIONAL    EFFECTIVE     TERMINATION    APPRECIATION
                                                                                AMOUNT       DATE(2)           DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).                   $2,000,000      2/16/05         2/16/35       $(214,827)

Agreement with Goldman Sachs dated December 6, 2004, to pay semi-annually the notional amount multiplied by 5.324% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).                    1,000,000      7/11/05         7/11/25         (44,127)

Agreement with JP Morgan dated January 11, 2005, to pay semi-annually the notional amount multiplied by 5.235% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).                      850,000      8/17/05         8/17/25         (26,330)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(285,284)
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                   (PLG) Portion of security, with an aggregate market value of
                         $337,248, has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Nuveen Texas Quality Income Municipal Fund (NTX)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9% (1.2% OF TOTAL INVESTMENTS)

$       2,820   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,755,619
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.5% (8.7% OF TOTAL INVESTMENTS)

        1,000   Raven Hills Higher Education Corporation, Texas, Student              8/11 at 100.00         Aaa          1,089,730
                 Housing Revenue Bonds, Lamar University - Cardinal
                 Village LLC, Series 2001A, 5.250%, 8/01/24 - MBIA Insured

                Texas Public Finance Authority, Revenue Bonds, Texas
                Southern University Financing System, Series 2003:
        1,710    5.000%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         Aaa          1,855,829
        1,795    5.000%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         Aaa          1,942,262
        1,885    5.000%, 5/01/20 - FGIC Insured                                       5/13 at 100.00         Aaa          2,034,104

        2,000   Texas State University System, Financing Revenue Refunding            3/12 at 100.00         AAA          2,156,980
                 Bonds, Series 2002, 5.000%, 3/15/20 - FSA Insured

        1,665   Texas State University System, Financing Revenue Bonds,               9/14 at 100.00         AAA          1,775,573
                 Series 2004, 5.000%, 3/15/24 - FSA Insured

        2,330   Universal City Education Facilities Corporation, Texas,               3/11 at 102.00          A-          2,459,478
                 Revenue Bonds, Wayland Baptist University Project,
                 Series 2001, 5.625%, 3/01/26

        5,000   University of North Texas, Financing System Revenue Bonds,            4/12 at 100.00         AAA          5,318,750
                 Series 2001, 5.000%, 4/15/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.0% (1.4% OF TOTAL INVESTMENTS)

        3,000   Gulf Coast Waste Disposal Authority, Texas, Waste                     4/08 at 102.00         BBB          3,028,770
                 Disposal Revenue Bonds, Valero Energy Corporation Project,
                 Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.0% (16.6% OF TOTAL INVESTMENTS)

        3,500   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00         AAA          3,642,310
                 Hospital Revenue Refunding and Improvement Bonds,
                 Hendrick Medical Center Project, Series 1995C,
                 6.150%, 9/01/25 - MBIA Insured

                Brazoria County Health Facilities Development Corporation,
                Texas, Revenue Bonds, Brazosport Memorial Hospital, Series 2004:
        1,745    5.250%, 7/01/20 - RAAI Insured                                       7/14 at 100.00          AA          1,879,191
        1,835    5.250%, 7/01/21 - RAAI Insured                                       7/14 at 100.00          AA          1,970,221

                Gregg County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Good Shepherd Medical Center Project,
                Series 2000:
        2,000    6.875%, 10/01/20 - RAAI Insured                                     10/10 at 101.00          AA          2,339,740
        3,250    6.375%, 10/01/25 - RAAI Insured                                     10/10 at 101.00          AA          3,719,657

        1,500   Harris County Health Facilities Development Corporation,              8/11 at 100.00         AA-          1,608,255
                 Texas, Revenue Bonds, St. Luke's Episcopal Hospital,
                 Series 2001A, 5.500%, 2/15/21

        2,000   Harris County Health Facilities Development Corporation,              6/11 at 101.00           A          2,201,020
                 Texas, Hospital Revenue Bonds, Memorial Hermann
                 Healthcare System, Series 2001A, 6.375%, 6/01/29

        5,750   Midland County Hospital District, Texas, Hospital Revenue               No Opt. Call         BBB          4,072,093
                 Bonds, Series 1992, 0.000%, 6/01/11

        2,000   North Central Texas Health Facilities Development                     5/11 at 100.00         AA-          2,056,640
                 Corporation, Hospital Revenue Bonds, Baylor Healthcare
                 System, Series 2001A, 5.125%, 5/15/29

        1,760   Parker County Hospital District, Texas, Hospital Revenue              8/09 at 102.00        BBB-          1,821,002
                 Bonds, Campbell Health System, Series 1999, 6.250%, 8/15/19

        2,000   Richardson Hospital Authority, Texas, Revenue Bonds,                 12/13 at 100.00         BBB          2,104,020
                 Richardson Regional Medical Center, Series 2004,
                 5.875%, 12/01/24

        1,050   Tarrant County Health Facilities Development Corporation,            11/08 at 101.00           A          1,088,724
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20


                                       31


                        Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       3,500   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00           A     $    3,914,995
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20

        2,000   Tom Green County Health Facilities Development Corporation,           5/11 at 101.00        Baa3          2,171,480
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 6.750%, 5/15/21

        1,000   Tyler Health Facilities Development Corporation, Texas,               7/12 at 100.00        Baa1          1,056,210
                 Hospital Revenue Bonds, Mother Frances Hospital Regional
                 Healthcare Center, Series 2001, 6.000%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.3% (5.7% OF TOTAL INVESTMENTS)

                Bexar County Housing Finance Corporation, Texas, Insured
                Multifamily Housing Revenue Bonds, Waters at Northern Hills
                Apartments Project, Series 2001A:
        2,000    6.000%, 8/01/31 - MBIA Insured                                       8/11 at 102.00         Aaa          2,100,400
          750    6.050%, 8/01/36 - MBIA Insured                                       8/11 at 102.00         Aaa            787,830

                Grand Prairie Housing Finance Corporation, Texas, GNMA
                Multifamily Housing Revenue Bonds, Landings of Carrier Project,
                Series 2000A:
        1,000    6.650%, 9/20/22                                                      9/10 at 105.00         AAA          1,117,840
        2,030    6.750%, 9/20/28                                                      9/10 at 105.00         AAA          2,245,099

        5,668   Houston Housing Finance Corporation, Texas, GNMA                      9/11 at 105.00         Aaa          6,044,412
                 Collateralized Mortgage Multifamily Housing Revenue
                 Bonds, RRG Apartments Project, Series 2001, 6.250%, 9/20/35


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.4% (3.7% OF TOTAL INVESTMENTS)

        2,800   El Paso Housing Finance Corporation, Texas, GNMA                      4/11 at 106.75         AAA          2,984,632
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 2001A-3, 6.180%, 4/01/33

          205   Galveston Property Finance Authority Inc., Texas, Single              3/05 at 100.00          A3            205,588
                 Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

          200   Houston Housing Finance Corporation, Texas, Single Family             6/05 at 100.00         AAA            201,324
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 5.950%, 12/01/10 - FSA Insured

        1,405   Texas Department of Housing, Single Family Mortgage                   9/06 at 102.00         AAA          1,470,712
                 Revenue Bonds, Series 1996E, 6.000%, 9/01/17 -
                 MBIA Insured

        2,930   Texas Department of Housing and Community Affairs,                    3/12 at 100.00         AAA          3,039,318
                 Single Family Mortgage Bonds, Series 2002B,
                 5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

          130   Victoria Housing Finance Corporation, Texas, FNMA                       No Opt. Call         Aaa            130,589
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1995, 8.125%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.2% (5.0% OF TOTAL INVESTMENTS)

                Bell County Health Facilities Development Corporation,
                Texas, Retirement Facility Revenue Bonds, Buckner Retirement
                Services Inc. Obligated Group, Series 1998:
        3,400    5.250%, 11/15/19                                                    11/08 at 101.00          A-          3,497,852
        5,000    5.250%, 11/15/28                                                    11/08 at 101.00          A-          5,026,350

        2,000   Tarrant County Health Facilities Development Corporation,             1/08 at 105.00         AAA          2,244,340
                 Texas, Tax-Exempt Mortgage Revenue Bonds, South Central
                 Nursing Homes Inc., Series 1997A, 6.000%, 1/01/37 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.3% (3.0% OF TOTAL INVESTMENTS)

        3,000   Cass County Industrial Development Corporation, Texas,                3/10 at 101.00         BBB          3,288,420
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2000A, 6.600%, 3/15/24
                 (Alternative Minimum Tax)

        3,000   Guadalupe-Blanco River Authority, Texas, Sewage and Solid             4/06 at 102.00         AA-          3,168,690
                 Waste Disposal Facility Bonds, E.I. DuPont de Nemours and
                 Company Project, Series 1996, 6.400%, 4/01/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.6% (21.8% OF TOTAL INVESTMENTS)

        4,130   Coppell Independent School District, Dallas County,                    8/09 at 75.34         AAA          2,670,086
                 Texas, Unlimited Tax School Building and Refunding Bonds,
                 Series 1992, 0.000%, 8/15/14 - MBIA Insured

        2,595   Denton County, Texas, Permanent Improvement General                   7/12 at 100.00          AA          2,752,750
                 Obligation Bonds, Series 2005, 5.000%, 7/15/25

        1,450   Donna Independent School District, Hidalgo County, Texas,             2/11 at 100.00         AAA          1,662,744
                 Unlimited Tax School Building Bonds, Series 2000,
                 6.000%, 2/15/17


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,750   El Paso County, Texas, Certificates of Obligation, Series 2001,       2/12 at 100.00         AAA     $    1,880,515
                 5.000%, 2/15/21 - FSA Insured

        2,000   Harlingen Independent School District, Cameron County,                8/09 at 100.00         AAA          2,197,300
                 Texas, Unlimited Tax School Building Bonds, Series 1999,
                 5.650%, 8/15/29

                Houston Community College, Texas, Limited Tax General
                Obligation Bonds, Series 2003:
        2,500    5.000%, 2/15/20 - AMBAC Insured                                      2/13 at 100.00         AAA          2,695,850
        2,235    5.000%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,401,955

        1,500   Judson Independent School District, Bexar County, Texas,              2/11 at 100.00         Aaa          1,643,415
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/01/21

        2,600   Klein Independent School District, Harris County, Texas,              8/09 at 100.00         AAA          2,789,618
                 Unlimited Tax Schoolhouse Bonds, Series 1999A,
                 5.000%, 8/01/18

        5,220   Leander Independent School District, Williamson and                    8/09 at 46.74         AAA          2,046,919
                 Travis Counties, Texas, Unlimited Tax School Building and
                 Refunding Bonds, Series 2000, 0.000%, 8/15/21

        1,000   Mansfield Independent School District, Tarrant County,                2/14 at 100.00         AAA          1,080,330
                 Texas, General Obligation Bonds, Series 2004,
                 5.000%, 2/15/20

        1,545   Montgomery County, Texas, General Obligation Refunding                 9/07 at 72.39         AAA          1,007,773
                 Bonds, Series 1997, 0.000%, 3/01/14 - MBIA Insured

          925   Northside Independent School District, Bexar County,                  8/10 at 100.00         AAA          1,040,671
                 Texas, Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25

          500   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call          A-            568,370
                 Bonds, Series 2001A, 5.500%, 7/01/29

        1,825   Socorro Independent School District, El Paso County, Texas,           2/06 at 100.00         Aaa          1,884,568
                 General Obligation Bonds, Series 1996, 5.750%, 2/15/21

        1,440   South Texas Community College District, General Obligation            8/12 at 100.00         AAA          1,625,299
                 Bonds, Series 2002, 5.500%, 8/15/17 - AMBAC Insured

        1,250   Southside Independent School District, Bexar County, Texas,           8/14 at 100.00         Aaa          1,344,700
                 General Obligation Bonds, Series 2004A, 5.000%, 8/15/22

        1,140   Sunnyvale School District, Texas, General Obligation Bonds,           2/14 at 100.00         AAA          1,239,522
                 Series 2004, 5.250%, 2/15/25

        2,000   Texas, General Obligation Bonds, Water Financial Assistance           8/11 at 100.00         Aa1          2,190,960
                 Program, Series 2001, 5.250%, 8/01/23

        1,500   Texas, General Obligation Refunding Bonds, Public Finance            10/12 at 100.00         Aa1          1,630,725
                 Authority, Series 2002, 5.000%, 10/01/18

        1,795   United Independent School District, Webb County, Texas,               8/12 at 100.00         AAA          2,011,244
                 Unlimited Tax School Building Bonds, Series 2000,
                 5.375%, 8/15/18

        5,290   Weslaco Independent School District, Hidalgo County, Texas,           2/10 at 100.00         Aaa          5,764,566
                 General Obligation School Building Bonds, Series 2000,
                 5.500%, 2/15/25

                West Texas Independent School District, McLennan and Hill
                Counties, General Obligation Refunding Bonds, Series 1998:
        1,000    0.000%, 8/15/22                                                       8/13 at 61.20         AAA            405,490
        1,000    0.000%, 8/15/24                                                       8/13 at 54.88         AAA            360,560

        1,800   Williamson County, Texas, General Obligation Bonds,                   2/12 at 100.00         AAA          2,018,088
                 Series 2002, 5.500%, 2/15/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.0% (9.7% OF TOTAL INVESTMENTS)

        4,500   Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue          11/09 at 100.00         AAA          5,012,865
                 Refunding Bonds, Series 1999, 5.800%, 11/15/29 -
                 AMBAC Insured

                Bexar County, Texas, Combined Tax and Revenue Certificates
                of Obligation, Series 2004:
        1,235    5.000%, 6/15/17                                                      6/14 at 100.00          AA          1,348,336
        1,295    5.000%, 6/15/18                                                      6/14 at 100.00          AA          1,409,595
        1,260    5.000%, 6/15/19                                                      6/14 at 100.00          AA          1,365,311

        1,275   Copperas Cove, Texas, Certificates of Obligation, Series 2003,        8/12 at 100.00         AAA          1,361,279
                 5.000%, 8/15/23 - MBIA Insured

        2,305   Corpus Christi, Texas, Combination Tax and Municipal Hotel            9/12 at 100.00         AAA          2,599,833
                 Occupancy Tax Revenue Certificates of Obligation,
                 Series 2002, 5.500%, 9/01/21 - FSA Insured

        2,250   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,408,715
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/22 -
                 MBIA Insured

        1,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,                  3/09 at 100.00         AAA          1,069,290
                 Series 2001, 5.300%, 3/15/26 - FGIC Insured


                                       33


                        Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,255   Pasadena, Texas, Certificates of Obligation, Series 2002,             4/11 at 100.00         AAA     $    1,354,672
                 5.125%, 4/01/24 - FGIC Insured

        2,685   San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds,                8/06 at 102.00         AAA          2,857,968
                 Henry B. Gonzalez Convention Center Project, Series 1996,
                 5.700%, 8/15/26 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.3% (2.3% OF TOTAL INVESTMENTS)

        1,000   Austin, Texas, Airport System Prior Lien Revenue Bonds,              11/13 at 100.00         AAA          1,108,610
                 Series 2003, 5.250%, 11/15/16 - MBIA Insured

        2,600   Dallas-Ft. Worth International Airport Facility Improvement          11/09 at 101.00        Caa2          1,646,320
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

        2,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/10 at 100.00         AAA          2,178,120
                 Bonds, Series 2000A, 5.625%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 11.2% (7.7% OF TOTAL INVESTMENTS)

          160   Abilene Housing Development Corporation, Texas,                         No Opt. Call      N/R***            171,947
                 Section 8 First Lien Revenue Bonds, Abilene East
                 Apartments, Series 1978, 7.000%, 7/01/08

          520   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            560,414
                 Asset Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,450   Galveston Industrial Development Corporation, Texas, Sales            9/05 at 100.00         AAA          1,480,653
                 Tax Revenue Bonds, Series 1995, 5.750%, 9/01/15
                 (Pre-refunded to 9/01/05) - AMBAC Insured

        5,275   Houston, Texas, Junior Lien Water and Sewerage System                12/10 at 100.00         AAA          5,894,232
                 Revenue Refunding Bonds, Series 2000B, 5.250%, 12/01/30
                 (Pre-refunded to 12/01/10) - FGIC Insured

        1,000   North Central Texas Health Facilities Development                       No Opt. Call         AAA          1,182,120
                 Corporation, Hospital Revenue Bonds, Presbyterian
                 Healthcare System, Series 1996B, 5.750%, 6/01/26 -
                 MBIA Insured

        1,075   Northside Independent School District, Bexar County, Texas,           8/10 at 100.00         AAA          1,231,327
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25 (Pre-refunded to 8/15/10)

        2,500   Retama Development Corporation, Texas, Special Facilities            12/17 at 100.00         AAA          3,376,925
                 Revenue Bonds, Retama Park Racetrack, Series 1993,
                 8.750%, 12/15/18 (Pre-refunded to 12/15/17)

        1,895   San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds,                8/06 at 102.00         AAA          2,027,082
                 Henry B. Gonzalez Convention Center Project, Series 1996,
                 5.700%, 8/15/26 (Pre-refunded to 8/15/06) - FGIC Insured

          665   San Antonio, Texas, Water System Revenue Refunding Bonds,               No Opt. Call         AAA            758,965
                 Series 1992, 6.500%, 5/15/10 -  MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.2% (5.7% OF TOTAL INVESTMENTS)

        2,560   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00         BBB          3,054,669
                 Refunding Bonds, TXU Electric Company Project,
                 Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

        2,400   Brazos River Authority, Texas, Revenue Bonds, Reliant                 4/09 at 101.00        BBB-          2,482,752
                 Energy Inc., Series 1999A, 5.375%, 4/01/19

        2,000   Harris County Health Facilities Development Corporation,              2/10 at 100.00         AAA          2,188,320
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2000, 5.750%, 2/15/15 (Alternative Minimum
                 Tax) - AMBAC Insured

        1,500   Matagorda County Navigation District 1, Texas, Pollution              7/05 at 100.00         AAA          1,527,240
                 Control Revenue Refunding Bonds, Central Power and
                 Light Company Project, Series 1993, 6.000%, 7/01/28 -
                 MBIA Insured

        1,000   Matagorda County Navigation District 1, Texas, Revenue                5/09 at 101.00        BBB-          1,012,890
                 Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                 (Alternative Minimum Tax)

        1,750   San Antonio, Texas, Electric and Gas System Revenue                   2/12 at 100.00         Aa1          1,945,265
                 Refunding Bonds, Series 2002, 5.375%,  2/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.9% (7.5% OF TOTAL INVESTMENTS)

                Coastal Water Authority, Texas, Contract Revenue Bonds,
                Houston Water Projects, Series 2004:
        1,005    5.000%, 12/15/20 - FGIC Insured                                     12/14 at 100.00         AAA          1,091,812
        1,030    5.000%, 12/15/21 - FGIC Insured                                     12/14 at 100.00         AAA          1,115,469

        3,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          3,304,290
                 Bonds, Series 2004A, 5.250%, 5/15/23 - FGIC Insured

        3,500   Houston, Texas, Junior Lien Water and Sewerage System                12/11 at 100.00         AAA          3,953,740
                 Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/17 -
                 FSA Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Irving, Texas, Subordinate Lien Waterworks and Sewerage
                Revenue Bonds, Series 2004:
$       1,680    5.000%, 8/15/22 - AMBAC Insured                                      8/14 at 100.00         AAA     $    1,807,277
        1,760    5.000%, 8/15/23 - AMBAC Insured                                      8/14 at 100.00         AAA          1,887,582

        1,260   Rowlett, Rockwall and Dallas Counties, Texas, Waterworks              3/14 at 100.00         AAA          1,350,670
                 and Sewerage System Revenue Bonds, Series 2004A,
                 5.000%, 3/01/22 - MBIA Insured

        1,500   Texas Water Development Board, Senior Lien State Revolving            7/09 at 100.00         AAA          1,644,071
                 Fund Revenue Bonds, Series 1999A, 5.500%, 7/15/21
------------------------------------------------------------------------------------------------------------------------------------
$     208,748   Total Long-Term Investments (cost $199,916,477) - 144.8%                                                215,300,693
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      2,371,116
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.4)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  148,671,809
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES January 31, 2005 (Unaudited)
                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $88,790,839,
   $33,571,712, $52,124,847, $64,469,098,
   and $199,916,477, respectively)                $94,812,517       $35,653,224      $55,845,706       $67,256,823     $215,300,693
Cash                                                   80,006           250,482          672,231            37,541               --
Receivables:
   Interest                                           701,840           288,262          419,732           472,598        3,617,027
   Investments sold                                        --                --               --                --        1,000,000
Other assets                                            1,804             1,852            3,585             8,631            2,977
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                 95,596,167        36,193,820       56,941,254        67,775,593      219,920,697
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                             --                --               --                --        2,065,322
Forward swaps, at value                                    --            73,274          176,689           285,284               --
Accrued expenses:
   Management fees                                     51,832            10,462           16,412            18,380          117,191
   Other                                               48,098             8,111           11,210             7,891           50,555
Preferred share dividends payable                       4,930             2,366            4,588             7,638           15,820
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                               104,860            94,213          208,899           319,193        2,248,888
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value             30,000,000        12,000,000       18,500,000        22,000,000       69,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $65,491,307       $24,099,607      $38,232,355       $45,456,400     $148,671,809
====================================================================================================================================
Common shares outstanding                           4,455,066         1,544,931        2,422,341         3,067,243        9,477,520
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)          $     14.70       $     15.60      $     15.78       $     14.82     $      15.69
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share           $    44,551       $    15,449      $    24,223       $    30,672     $     94,775
Paid-in surplus                                    61,943,896        21,846,926       34,310,263        43,241,324      134,328,306
Undistributed net investment income                   190,816           231,565          169,078            90,558        1,346,540
Accumulated net realized gain (loss)
   from investments
   and forward swaps                               (2,709,634)           (2,571)         184,621          (408,595)      (2,482,028)
Net unrealized appreciation
   (depreciation) of investments
   and forward swaps                                6,021,678         2,008,238        3,544,170         2,502,441       15,384,216
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $65,491,307       $24,099,607      $38,232,355       $45,456,400     $148,671,809
====================================================================================================================================
Authorized shares:
   Common                                         200,000,000         Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                        1,000,000         Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended January 31, 2005 (Unaudited)
                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $2,312,826         $ 853,933       $1,327,736        $1,539,086       $5,604,508
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                       305,652           116,067          182,288           215,455          693,499
Preferred shares - auction fees                        37,808            15,123           23,315            27,725           86,958
Preferred shares - dividend disbursing agent fees       5,042             5,042            5,042             5,042           10,081
Shareholders' servicing agent fees and expenses         2,963               201              224                98            7,678
Custodian's fees and expenses                          13,418             5,900            9,389             8,395           24,213
Directors'/Trustees' fees and expenses                  1,351               517              806               884            2,838
Professional fees                                       5,829             5,059            5,589             5,687            8,106
Shareholders' reports - printing and
  mailing expenses                                      7,185             2,265            3,509             4,904           12,610
Stock exchange listing fees                             5,529                66              104               128            5,503
Investor relations expense                              5,400             2,416            3,769             4,329           12,587
Other expenses                                          6,037             4,548            5,087             6,149            7,838
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                          396,214           157,204          239,122           278,796          871,911
   Custodian fee credit                                (5,655)           (2,202)          (1,778)           (3,637)         (11,316)
   Expense reimbursement                                   --           (54,108)         (84,979)         (107,137)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                          390,559           100,894          152,365           168,022          860,595
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               1,922,267           753,039        1,175,371         1,371,064        4,743,913
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                    282,644            17,430          234,239            28,867          273,015
Net realized gain (loss) from forward swaps                --           (19,865)         (49,915)          (89,813)              --
Change in net unrealized appreciation
   (depreciation) of investments                    2,849,836         1,089,073        1,899,238         2,791,251        5,391,576
Change in net unrealized appreciation
   (depreciation) of forward swaps                         --           (73,274)        (176,689)         (285,284)              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                    3,132,480         1,013,364        1,906,873         2,445,021        5,664,591
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                           (147,955)          (57,707)         (78,659)         (109,175)        (473,571)
From accumulated net realized
  gains from investments                                   --            (4,003)         (19,342)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                         (147,955)          (61,710)         (98,001)         (109,175)        (473,571)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
    to Common shares
   from operations                                 $4,906,792        $1,704,693       $2,984,243        $3,706,910       $9,934,933
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                                            ARIZONA                              ARIZONA                         ARIZONA
                                       PREMIUM INCOME (NAZ)              DIVIDEND ADVANTAGE (NFZ)        DIVIDEND ADVANTAGE 2 (NKR)
                                  ----------------------------        ----------------------------     -----------------------------
                                   SIX MONTHS                         SIX MONTHS                        SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED           ENDED       YEAR ENDED
                                      1/31/05          7/31/04           1/31/05           7/31/04         1/31/05          7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 1,922,267      $ 4,078,915        $  753,039       $ 1,530,494     $ 1,175,371      $ 2,320,417
Net realized gain (loss)
   from investments                   282,644          713,547            17,430           108,890         234,239          307,836
Net realized gain (loss) from
   forward swaps                           --               --           (19,865)               --         (49,915)              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   2,849,836        1,137,949         1,089,073           760,107       1,899,238        1,008,021
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --           (73,274)               --        (176,689)              --
Distributions to
   Preferred Shareholders:
   From net investment income        (147,955)        (230,103)          (57,707)          (85,893)        (78,659)        (146,950)
   From accumulated net
     realized gains
     from investments                      --               --            (4,003)           (4,168)        (19,342)          (9,227)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net
   assets applicable
   to Common shares
   from operations                  4,906,792        5,700,308         1,704,693         2,309,430       2,984,243        3,480,097
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
   COMMON SHAREHOLDERS
From net investment income         (1,961,146)      (4,076,294)         (708,949)       (1,410,436)     (1,045,613)      (2,091,535)
From accumulated net
   realized gains
   from investments                        --               --           (67,355)          (64,486)       (288,186)        (105,537)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares
   from distributions
   to Common shareholders          (1,961,146)      (4,076,294)         (776,304)       (1,474,922)     (1,333,799)      (2,197,072)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions      114,195          260,642            18,443            27,858          38,949           23,870
Preferred shares offering costs            --               --                --                --              --           (1,409)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from capital share transactions    114,195          260,642            18,443            27,858          38,949           22,461
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares      3,059,841        1,884,656           946,832           862,366       1,689,393        1,305,486
Net assets applicable to Common
   shares at the beginning
   of period                       62,431,466       60,546,810        23,152,775        22,290,409      36,542,962       35,237,476
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $65,491,307      $62,431,466       $24,099,607       $23,152,775     $38,232,355      $36,542,962
====================================================================================================================================
Undistributed net
   investment income
   at the end of period           $   190,816      $   377,650       $   231,565       $   245,182     $   169,078      $   117,979
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                ARIZONA                           TEXAS
                                                                       DIVIDEND ADVANTAGE 3 (NXE)           QUALITY INCOME (NTX)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                         1/31/05           7/31/04          1/31/05         7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,371,064       $ 2,721,867      $ 4,743,913     $ 9,753,219
Net realized gain (loss) from investments                                 28,867          (276,088)         273,015       1,077,835
Net realized gain (loss) from
  forward swaps                                                          (89,813)               --               --              --
Change in net unrealized appreciation
  (depreciation) of investments                                        2,791,251         1,955,972        5,391,576       4,038,575
Change in net unrealized appreciation
  (depreciation) of forward swaps                                       (285,284)               --               --              --
Distributions to Preferred Shareholders:
  From net investment income                                            (109,175)         (185,513)        (473,571)       (628,703)
  From accumulated net realized gains
    from investments                                                          --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                    3,706,910         4,216,238        9,934,933      14,240,926
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,233,031)       (2,465,996)      (4,548,144)     (9,093,044)
From accumulated net realized gains
   from investments                                                           --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,233,031)       (2,465,996)      (4,548,144)     (9,093,044)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                              --             3,508           51,944         110,085
Preferred shares offering costs                                               --           (18,271)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                            --           (14,763)          51,944         110,085
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                                         2,473,879         1,735,479        5,438,733       5,257,967
Net assets applicable to Common
   shares at the beginning of period                                  42,982,521        41,247,042      143,233,076     137,975,109
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $45,456,400       $42,982,521     $148,671,809    $143,233,076
====================================================================================================================================
Undistributed net investment income
   at the end of period                                              $    90,558       $    61,700     $  1,346,540    $  1,624,342
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund
(NTX). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income
(NTX) are traded on the New York Stock Exchange while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2005, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                             ARIZONA       ARIZONA      ARIZONA      ARIZONA        TEXAS
                                             PREMIUM      DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                              INCOME     ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
                                               (NAZ)         (NFZ)        (NKR)        (NXE)        (NTX)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                       --            --           --          880          760
   Series T                                       --           480           --           --           --
   Series W                                       --            --          740           --           --
   Series TH                                   1,200            --           --           --        2,000
---------------------------------------------------------------------------------------------------------
Total                                          1,200           480          740          880        2,760
=========================================================================================================

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


2. FUND SHARES

Transactions in Common shares were as follows:

                               ARIZONA PREMIUM            ARIZONA DIVIDEND           ARIZONA DIVIDEND
                                INCOME (NAZ)               ADVANTAGE (NFZ)           ADVANTAGE 2 (NKR)
                         ------------------------     ------------------------   ------------------------
                         SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                              ENDED    YEAR ENDED          ENDED    YEAR ENDED        ENDED    YEAR ENDED
                            1/31/05       7/31/04        1/31/05       7/31/04      1/31/05       7/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions            7,236        16,782          1,172         1,617        2,463         1,607
=========================================================================================================
                                                         ARIZONA DIVIDEND              TEXAS QUALITY
                                                         ADVANTAGE 3 (NXE)             INCOME (NTX)
                                                     ------------------------    ------------------------
                                                     SIX MONTHS                  SIX MONTHS
                                                          ENDED    YEAR ENDED         ENDED    YEAR ENDED
                                                        1/31/05       7/31/04       1/31/05       7/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of distributions                           --           243         3,329         7,303
=========================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended January 31, 2005, were as follows:

                                               ARIZONA      ARIZONA       ARIZONA        ARIZONA        TEXAS
                                               PREMIUM     DIVIDEND      DIVIDEND       DIVIDEND      QUALITY
                                                INCOME    ADVANTAGE   ADVANTAGE 2    ADVANTAGE 3       INCOME
                                                 (NAZ)        (NFZ)         (NKR)          (NXE)        (NTX)
-------------------------------------------------------------------------------------------------------------
Purchases                                   $8,392,468   $1,510,065    $3,448,912     $3,881,680  $14,104,643
Sales and maturities                         8,215,735    1,434,841     3,985,359      3,406,610   11,273,500
=============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was as follows:

                                          ARIZONA        ARIZONA       ARIZONA        ARIZONA          TEXAS
                                          PREMIUM       DIVIDEND      DIVIDEND       DIVIDEND        QUALITY
                                           INCOME      ADVANTAGE   ADVANTAGE 2    ADVANTAGE 3         INCOME
                                            (NAZ)          (NFZ)         (NKR)          (NXE)          (NTX)
------------------------------------------------------------------------------------------------------------
Cost of investments                   $88,774,400    $33,567,131   $52,124,059    $64,467,930   $199,826,065
============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

                                               ARIZONA      ARIZONA      ARIZONA       ARIZONA         TEXAS
                                               PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND       QUALITY
                                                INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                 (NAZ)        (NFZ)        (NKR)         (NXE)         (NTX)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                             $6,271,541   $2,093,851   $3,747,140    $2,788,893   $16,339,075
   Depreciation                               (233,424)      (7,758)     (25,493)           --      (864,447)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  of investments                            $6,038,117   $2,086,093   $3,721,647    $2,788,893   $15,474,628
============================================================================================================

The tax components of undistributed net investment income and net realized gains at July 31, 2004, the Funds' last fiscal year end, were as follows:

                                               ARIZONA     ARIZONA      ARIZONA      ARIZONA        TEXAS
                                               PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                                INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
                                                 (NAZ)       (NFZ)        (NKR)        (NXE)        (NTX)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *         $704,535    $360,168     $292,499     $266,693   $2,277,128
Undistributed net ordinary income **                --          --           --        1,432       14,741
Undistributed net long-term capital gains           --      71,222      307,825           --           --
=========================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on July 1, 2004, paid on August 2, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                               ARIZONA      ARIZONA       ARIZONA      ARIZONA        TEXAS
                                               PREMIUM     DIVIDEND      DIVIDEND     DIVIDEND      QUALITY
                                                INCOME    ADVANTAGE   ADVANTAGE 2  ADVANTAGE 3       INCOME
                                                 (NAZ)        (NFZ)         (NKR)        (NXE)        (NTX)
-----------------------------------------------------------------------------------------------------------
Distributions from net
  tax-exempt income                         $4,307,222   $1,494,232    $2,236,394   $2,650,674   $9,723,403
Distributions from net
  ordinary income **                                --       68,654       110,761           --           --
Distributions from net
  long-term capital gains                           --           --         5,257           --           --
===========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                        ARIZONA      ARIZONA        TEXAS
                                                                        PREMIUM     DIVIDEND      QUALITY
                                                                         INCOME  ADVANTAGE 3       INCOME
                                                                          (NAZ)        (NXE)        (NTX)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2010                                                                 $ 2,164          $--          $--
   2011                                                               1,436,486           --      855,431
   2012                                                               1,553,628      205,820    1,901,823
---------------------------------------------------------------------------------------------------------
Total                                                                $2,992,278     $205,820   $2,757,254
=========================================================================================================

Arizona Dividend Advantage 3 (NXE) elected to defer net realized losses from investments incurred from November 1, 2003 through July 31, 2004 ("post-October losses"), in accordance with Federal income tax regulations. Post-October losses of $142,044 were treated as having arisen on the first day of the current fiscal year.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor, and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .009% as of February 28, 2005.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            ARIZONA PREMIUM INCOME (NAZ)
(INCLUDING NET ASSETS                                 TEXAS QUALITY INCOME (NTX)
ATTRIBUTABLE TOPREFERRED SHARES)                             FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                                ARIZONA DIVIDEND ADVANTAGE (NFZ)
AVERAGE DAILY NET ASSETS                      ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
(INCLUDING NET ASSETS                         ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
ATTRIBUTABLE TOPREFERRED SHARES)                             FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            ARIZONA PREMIUM INCOME (NAZ)
(INCLUDING NET ASSETS                                 TEXAS QUALITY INCOME (NTX)
ATTRIBUTABLE TOPREFERRED SHARES)                             MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                                ARIZONA DIVIDEND ADVANTAGE (NFZ)
AVERAGE DAILY NET ASSETS                      ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
(INCLUDING NET ASSETS                         ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
ATTRIBUTABLE TOPREFERRED SHARES)                             MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Arizona Dividend Advantage's (NFZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
JANUARY 31,                                      JANUARY 31,
--------------------------------------------------------------------------------
2001*                    .30%                    2007                       .25%
2002                     .30                     2008                       .20
2003                     .30                     2009                       .15
2004                     .30                     2010                       .10
2005                     .30                     2011                       .05
2006                     .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage (NFZ) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Arizona Dividend Advantage 2's (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                    .30%                    2008                       .25%
2003                     .30                     2009                       .20
2004                     .30                     2010                       .15
2005                     .30                     2011                       .10
2006                     .30                     2012                       .05
2007                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Arizona Dividend Advantage 3's (NXE) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
SEPTEMBER 30,                                    SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                    .32%                    2007                       .32%
2003                     .32                     2008                       .24
2004                     .32                     2009                       .16
2005                     .32                     2010                       .08
2006                     .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 3 (NXE) for any portion of its fees and expenses beyond September 30, 2010.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2005, to shareholders of record on February 15, 2005, as follows:

                                             ARIZONA      ARIZONA       ARIZONA       ARIZONA        TEXAS
                                             PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND      QUALITY
                                              INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3       INCOME
                                               (NAZ)        (NFZ)         (NKR)         (NXE)        (NTX)
----------------------------------------------------------------------------------------------------------
Dividend per share                            $.0710       $.0765        $.0720        $.0670       $.0800
==========================================================================================================

Announcement Regarding Parent Company of Adviser

Recently, The St. Paul Travelers Companies, Inc. announced that it intended to explore strategic alternatives to divest its equity stake in Nuveen. This divestiture could take the form of a sale by The St. Paul Travelers Companies, Inc. of its interest in Nuveen to another party or the form of the sale of its interest to the public in a registered, broadly disseminated offering. Any resulting divestiture could be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between the Fund and NAM and the investment sub-advisory agreement between NAM and Gateway, which would result in the automatic termination of each agreement. The Board of Directors/Trustees thereupon may consider both an interim investment management agreement and interim investment sub-advisory agreement (as permitted under the 1940 Act) and new ongoing investment management and investment sub-advisory agreements. If approved by the Board, the new ongoing agreements would be presented to the Funds' shareholders for approval, and would take effect upon such approval. There can be no assurance that these approvals will be obtained.

                        Financial
                                HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                  -----------------------------------------------------------------  -------------------------------
                                                            Distributions    Distributions
                                                                 from Net             from                  Net
                      Beginning                                Investment          Capital           Investment    Capital
                         Common                       Net       Income to         Gains to            Income to   Gains to
                          Share          Net    Realized/       Preferred        Preferred               Common     Common
                      Net Asset   Investment   Unrealized          Share-           Share-               Share-     Share-
                          Value       Income   Gain (Loss)        holders+         holders+   Total     holders    holders    Total
====================================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                  $14.04        $ .43        $ .70           $(.03)            $ --    $1.10      $ (.44)      $ --   $ (.44)
2004                      13.66          .92          .43            (.05)              --     1.30        (.92)        --     (.92)
2003                      14.25          .97         (.57)           (.07)              --      .33        (.92)        --     (.92)
2002                      14.77         1.07         (.57)           (.09)            (.01)     .40        (.88)      (.04)    (.92)
2001                      14.25         1.09          .50            (.23)              --     1.36        (.83)      (.01)    (.84)
2000                      14.90         1.06         (.61)           (.25)              --      .20        (.85)        --     (.85)

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                   15.00          .49          .65            (.04)              --     1.10        (.46)      (.04)    (.50)
2004                      14.45          .99          .57            (.06)              --     1.50        (.91)      (.04)    (.95)
2003                      14.81         1.00         (.38)           (.07)            (.01)     .54        (.88)      (.04)    (.92)
2002                      14.37         1.04          .36            (.11)              --     1.29        (.84)      (.01)    (.85)
2001(a)                   14.33          .44          .23            (.08)              --      .59        (.35)        --     (.35)

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                   15.10          .49          .78            (.03)            (.01)    1.23        (.43)      (.12)    (.55)
2004                      14.57          .96          .53            (.06)              --     1.43        (.86)      (.04)    (.90)
2003                      14.88          .96         (.31)           (.08)              --      .57        (.86)      (.01)    (.87)
2002(b)                   14.33          .24          .71            (.02)              --      .93        (.22)        --     (.22)

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                   14.01          .45          .80            (.04)              --     1.21        (.40)        --     (.40)
2004                      13.45          .89          .54            (.06)              --     1.37        (.80)        --     (.80)
2003(c)                   14.33          .66         (.67)           (.05)              --     (.06)       (.61)        --     (.61)

TEXAS QUALITY
INCOME (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                   15.12          .50          .60            (.05)              --     1.05        (.48)        --     (.48)
2004                      14.57         1.03          .55            (.07)              --     1.51        (.96)        --     (.96)
2003                      15.14         1.05         (.58)           (.08)              --      .39        (.95)      (.01)    (.96)
2002                      15.16         1.11         (.02)           (.10)            (.02)     .97        (.92)      (.07)    (.99)
2001                      14.26         1.16          .88            (.27)              --     1.77        (.87)        --     (.87)
2000                      15.13         1.16         (.74)           (.27)            (.02)     .13        (.91)      (.09)   (1.00)
====================================================================================================================================
                                                                          Total Returns
                                                                     ----------------------
                                                                                    Based
                           Offering                                                    on
                          Costs and         Ending                                 Common
                          Preferred         Common                    Based         Share
                              Share          Share       Ending          on           Net
                       Underwriting      Net Asset       Market      Market         Asset
                          Discounts          Value        Value       Value**       Value**
===========================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                        $ --         $14.70     $15.8200        6.50%         7.93%
2004                             --          14.04      15.2700        7.97          9.66
2003                             --          13.66      15.0000       (5.98)         2.21
2002                             --          14.25      16.9000        9.63          2.88
2001                             --          14.77      16.3200       17.77          9.74
2000                             --          14.25      14.6250       (8.80)         1.61

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                          --          15.60      16.6000       11.25          7.44
2004                             --          15.00      15.4000        7.05         10.56
2003                            .02          14.45      15.3000        3.06          3.67
2002                             --          14.81      15.7500        6.38          9.32
2001(a)                        (.20)         14.37      15.6500        6.76          2.81

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                          --          15.78      15.8500       10.76          8.25
2004                             --          15.10      14.8200        9.46          9.98
2003                           (.01)         14.57      14.4000       (3.53)         3.67
2002(b)                        (.16)         14.88      15.8000        6.81          5.38

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                          --          14.82      14.6800       13.54          8.74
2004                           (.01)         14.01      13.3000        1.01         10.25
2003(c)                        (.21)         13.45      13.9700       (2.76)        (2.05)

TEXAS QUALITY
INCOME (NTX)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                          --          15.69      15.2700        7.99          7.03
2004                             --          15.12      14.5900        5.87         10.51
2003                             --          14.57      14.7100        4.14          2.54
2002                             --          15.14      15.0700        9.29          6.61
2001                             --          15.16      14.7300       21.16         12.74
2000                             --          14.26      12.9375       (7.93)         1.15
===========================================================================================
                                                            Ratios/Supplemental Data
                        ---------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement      After Credit/Reimbursement***
                                         ----------------------------     -------------------------------
                                                       Ratio of Net                       Ratio of Net
                                           Ratio of      Investment         Ratio of        Investment
                             Ending        Expenses       Income to         Expenses         Income to
                                Net      to Average         Average       to Average           Average
                             Assets      Net Assets      Net Assets       Net Assets        Net Assets
                         Applicable      Applicable      Applicable       Applicable        Applicable     Portfolio
                          to Common       to Common       to Common        to Common         to Common      Turnover
                        Shares (000)         Shares++        Shares++         Shares++          Shares++        Rate
======================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                    $ 65,491            1.22%*          5.92%*           1.21%*            5.94%*           9%
2004                         62,431            1.22            6.49             1.21              6.50            26
2003                         60,547            1.25            6.81             1.24              6.82            17
2002                         62,876            1.28            7.45             1.26              7.47            19
2001                         64,859            1.28            7.47             1.27              7.48            18
2000                         62,287            1.26            7.58             1.25              7.59            33

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                      24,100            1.31*           5.81*             .84*             6.28*            4
2004                         23,153            1.30            6.10              .83              6.57            24
2003                         22,290            1.35            6.11              .91              6.55            20
2002                         22,791            1.41            6.72              .93              7.20            40
2001(a)                      22,072            1.43*           5.80*             .95*             6.28*           21

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                      38,232            1.26*           5.73*             .80*             6.18*            6
2004                         36,543            1.27            5.83              .80              6.30            14
2003                         35,237            1.27            5.78              .82              6.23             4
2002(b)                      35,913            1.19*           4.43*             .77*             4.85*            1

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                      45,456            1.24*           5.63*             .75*             6.12*            5
2004                         42,983            1.25            5.80              .76              6.29            22
2003(c)                      41,247            1.19*           5.05*             .73*             5.52*           16

TEXAS QUALITY
INCOME (NTX)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                     148,672            1.18*           6.41*            1.16*             6.42*            5
2004                        143,233            1.18            6.77             1.18              6.77            16
2003                        137,975            1.20            6.93             1.19              6.94            12
2002                        143,305            1.23            7.40             1.22              7.42            22
2001                        143,127            1.21            7.87             1.19              7.88            24
2000                        134,637            1.27            8.18             1.26              8.19            32
======================================================================================================================
                           Preferred Shares at End of Period
                     -------------------------------------------
                       Aggregate     Liquidation
                          Amount      and Market           Asset
                     Outstanding           Value        Coverage
                            (000)      Per Share       Per Share
================================================================
ARIZONA PREMIUM
INCOME (NAZ)
----------------------------------------------------------------
Year Ended 7/31:
2005(d)                  $30,000         $25,000         $79,576
2004                      30,000          25,000          77,026
2003                      30,000          25,000          75,456
2002                      30,000          25,000          77,397
2001                      30,000          25,000          79,049
2000                      30,000          25,000          76,906

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
----------------------------------------------------------------
Year Ended 7/31:
2005(d)                   12,000          25,000          75,208
2004                      12,000          25,000          73,235
2003                      12,000          25,000          71,438
2002                      12,000          25,000          72,480
2001(a)                   12,000          25,000          70,984

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
----------------------------------------------------------------
Year Ended 7/31:
2005(d)                   18,500          25,000          76,665
2004                      18,500          25,000          74,382
2003                      18,500          25,000          72,618
2002(b)                   18,500          25,000          73,531

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
----------------------------------------------------------------
Year Ended 7/31:
2005(d)                   22,000          25,000          76,655
2004                      22,000          25,000          73,844
2003(c)                   22,000          25,000          71,872

TEXAS QUALITY
INCOME (NTX)
----------------------------------------------------------------
Year Ended 7/31:
2005(d)                   69,000          25,000          78,867
2004                      69,000          25,000          76,896
2003                      69,000          25,000          74,991
2002                      69,000          25,000          76,922
2001                      69,000          25,000          76,858
2000                      69,000          25,000          73,782
================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 30, 2001 (commencement of operations) through July 31, 2001.
(b) For the period March 25, 2002 (commencement of operations) through July 31, 2002.
(c) For the period September 25, 2002 (commencement of operations) through July 31, 2003.

(d)  For the six months ended January 31, 2005.


                                     48-49

                                 See accompanying notes to financial statements.

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine


FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
           Learn more                   o Fund details
about Nuveen Funds at                   o Daily financial news
   WWW.NUVEEN.COM/ETF                   o Investor education
                                        o Interactive planning tools



Logo: NUVEEN Investments

                                                                     ESA-A-0105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.